AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2002
                                                          FILE NO. 333-84434

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          PRE-EFFECTIVE AMENDMENT NO. 1

                            VANGUARD WHITEHALL FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                                  P.O. BOX 2600
                             VALLEY FORGE, PA 19482
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (610) 669-1000

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
                              PURSUANT TO RULE 488

                            VANGUARD WHITEHALL FUNDS
                              Cross Reference Sheet

                           ITEMS REQUIRED BY FORM N-14



------------------------------------------------------------------------------------------------------------------
PART A.  INFORMATION REQUIRED IN THE PROSPECTUS
------------------------------------------------------------------------------------------------------------------
 Item 1.  Beginning of  Registration Statement                               Cover Page of Registration Statement
          and Outside Front Cover Page of Prospectus
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 Item 2.  Beginning and Outside Back Cover Page of Prospectus                Table of Contents
------------------------------------------------------------------------------------------------------------------

 Item 3.  Fee Table, Synopsis Information and Risk                           "Overview" "Comparing Fund Expenses,"
Factors                                                                      "Comparing Objectives, Strategies and
                                                                             Policies," "Purchase, Redemption, and
                                                                             Exchange Information," "Comparing Risk
                                                                             Factors"
------------------------------------------------------------------------------------------------------------------
 Item 4.  Information About the Transaction                                  "Details of Reorganization Proposal"
------------------------------------------------------------------------------------------------------------------
 Item 5.  Information About the Registrant                                   "Investment Advisory Arrangements,"
                                                                             "Additional Information About Vanguard
                                                                             International Explorer Fund,"
                                                                             "Obtaining Information From the SEC"
------------------------------------------------------------------------------------------------------------------
 Item 6.  Information About the Company Being Acquired                       "Overview," "Details of Reorganization
                                                                             Proposal," "Investment Advisory
                                                                             Arrangements," "General Information,"
                                                                             "Obtaining Information From the SEC,"
                                                                             also incorporated by reference to
                                                                             Company's prospectus
------------------------------------------------------------------------------------------------------------------
 Item 7.  Voting Information                                                 "General Information"
------------------------------------------------------------------------------------------------------------------
 Item 8.  Interest of Certain Persons and Experts                            "General Information"
------------------------------------------------------------------------------------------------------------------
 Item 9.  Additional Information Required for                                Not Applicable
              Reoffering by Persons Deemed to be Underwriters
------------------------------------------------------------------------------------------------------------------
 PART B.  INFORMATION REQUIRED IN A
              STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------------------------------------------------------------
 Item 10.  Cover Page                                                        Cover Page of Statement of Additional
                                                                             Information
------------------------------------------------------------------------------------------------------------------
 Item 11.  Table of Contents                                                 Table of Contents
------------------------------------------------------------------------------------------------------------------
 Item 12.  Additional Information About the Registrant                       "Description of the Trust,"
                                                                             "Investment Policies," "Investment
                                                                             Limitations," "Yield and Total
                                                                             Return," "Share Price," "Purchase of
                                                                             Shares," "Redemption of Shares,"
                                                                             "Management of the Funds," "Investment
                                                                             Advisory Services," "Portfolio
                                                                             Transactions," "Financial Statements,"
                                                                             "Comparative Indexes"
------------------------------------------------------------------------------------------------------------------
 Item 13.  Additional Information About the Company Being Acquired           Incorporated by reference to Company's
                                                                             Prospectus and SAI
------------------------------------------------------------------------------------------------------------------
 Item 14.  Financial Statements                                              "Financial Statements," also
                                                                             Incorporated by reference to Company's
                                                                             SAI
------------------------------------------------------------------------------------------------------------------
 PART C.  OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------
 Item 15.  Indemnification                                                   Indemnification
------------------------------------------------------------------------------------------------------------------
 Item 16.  Exhibits                                                          Exhibits
------------------------------------------------------------------------------------------------------------------
 Item 17.  Undertakings                                                      Undertakings
------------------------------------------------------------------------------------------------------------------

                  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
                  A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)






Dear Shareholder:

     A Special Meeting of Shareholders of Schroder International Smaller Companies Fund (the "Schroder Fund"), a series of Schroder Capital Funds (Delaware) (the "Schroder Trust"), has been scheduled for 10:00 a.m. on June 18, 2002. If you are a shareholder of record as of the close of business on April 26, 2002, you are entitled to vote at the Meeting and at any adjournment of the Meeting.

     While you are, of course, welcome to join us at the Meeting, most shareholders will cast their votes by filling out and signing the enclosed Proxy Card. Whether or not you plan to attend the Meeting, we need your vote. Please mark, sign, and date the enclosed Proxy Card and return it promptly in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. You may also vote over the telephone by following the enclosed instructions.

     The attached combined prospectus/proxy statement is designed to give you information relating to the proposal upon which you will be asked to vote. The Board of Trustees of the Schroder Trust is recommending that you approve a reorganization of the Schroder Fund with and into Vanguard International Explorer Fund (the "Vanguard Fund"), a substantially similar fund created within The Vanguard Group of Investment Companies just for this purpose. Assuming approval of the reorganization, each shareholder of the Schroder Fund will receive an amount of shares of the Vanguard Fund equal in value to the shares of the Schroder Fund owned by such holder at the time of the reorganization. We encourage you to support the Trustees' recommendation to approve the proposal.

     The following page highlights key points about the proposed reorganization.
Before  you  vote,   however,   please  read  the  full  text  of  the  combined
prospectus/proxy statement.

     Your vote is important to us. Please do not hesitate to call (800) 464-3108 if you have any questions. Thank you for taking the time to consider this important proposal and for your investment in Schroder International Smaller Companies Fund.


                                                           Sincerely,


                                                           ---------------------
                                                           Catherine A. Mazza
                                                           President

                  KEY POINTS ABOUT THE PROPOSED REORGANIZATION

Purpose of the Reorganization

     The purpose of the reorganization is to make Schroder International Smaller Companies Fund (the "Schroder Fund") a part of The Vanguard Group of Investment Companies ("The Vanguard Group"), the second largest mutual fund complex in the United States. Under this proposal, the assets and liabilities of the Schroder Fund would be transferred to Vanguard International Explorer Fund (the "Vanguard Fund"), a substantially similar fund created just for this purpose. Schroder Investment Management North America Inc. ("Schroders") would continue to serve as investment adviser, carrying out an investment program for the Vanguard Fund that is substantially similar to that of the Schroder Fund. As reorganized into the Vanguard Fund, the Schroder Fund will continue to seek to provide long-term capital appreciation. The Vanguard Group, Inc. ("Vanguard"), however, would replace Schroders as overall manager of your investment, subject to the direction of a Vanguard Board of Trustees. That Board will have the flexibility to make advisory changes - including changes to the contract of an existing adviser - without shareholder vote, pursuant to an exemption obtained from the U.S. Securities and Exchange Commission by The Vanguard Group. After the reorganization, the Vanguard Fund would continue investing your portfolio and the Schroder Fund, which will have no remaining assets, will be dissolved. Your existing Board of Trustees believes that the reorganization is in shareholders' best interests for the following reasons:

Lower Shareholder Costs

     Because they jointly own their management company, the Vanguard funds operate on an "at-cost" basis. This operating structure, combined with the efficiencies inherent in Vanguard's size, will result in lower operating expenses for the Vanguard Fund than for the Schroder Fund. The Vanguard Fund is expected to feature a total expense ratio of 0.75% for its first full year of operations following the reorganization - an annual cost to shareholders of $75 for each $10,000 invested. By contrast, the Schroder Fund's total expense ratio for fiscal 2001 was 1.50% (pursuant to contractually imposed expense limitations and/or fee waivers in effect through October 31, 2002) - an annual cost to shareholders of $150 for each $10,000 invested.

Future Growth of the Fund

     Given the competitive nature of the mutual fund industry, Schroders determined that it would be prudent to enter into an arrangement with Vanguard. Joining The Vanguard Group should enable the Schroder Fund (as reorganized into the Vanguard Fund) to grow assets due to Vanguard's strong market penetration and reputation as a low-cost provider. Schroders expects (but cannot guarantee) that assets in the reorganized Schroder Fund will grow considerably once it joins The Vanguard Group as the result of investments by new shareholders, which would result in a larger, more stable asset base for the reorganized Schroder Fund. As a result, expenses would be shared by a larger group of shareholders and expenses for existing shareholders may be reduced.

Continuity of Investment Management

     If shareholders approve the Reorganization, the Vanguard Fund will be managed by Schroders using an investment program that is substantially similar to the one used for the Schroder Fund. Schroders is uniquely qualified as an international small companies investment manager with over thirty years of experience investing in small companies. Schroders emphasizes fundamental research into smaller companies.

Expanded Shareholder Services

     Shareholders of the Vanguard Fund will have access to a wide range of shareholder services, including 24-hour account access, the ability to transact through Vanguard's website, exchange privileges with other Vanguard funds, and access to Vanguard's comprehensive investor education programs.

Tax-Free Nature of The Reorganization

     The reorganization will be accomplished on a tax-free basis. Accordingly, it is expected that shareholders will not realize any capital gains when Schroder Fund shares are exchanged for shares of the Vanguard Fund.

How The Reorganization Will Affect Your Account

          If shareholders approve the reorganization, your Schroder Fund shares will be exchanged, on a tax-free basis, for an equivalent dollar amount of Vanguard Fund shares. Your account registration and account options will remain the same unless you change them. In addition, your aggregate cost basis in the account will remain the same.

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

--------------------------------------------------------------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

--------------------------------------------------------------------------------

                                  May __, 2002

To the Shareholders:

     This is to notify you that a Special Meeting of Shareholders of Schroder International Smaller Companies Fund will be held on June 18, 2002, at 10:00 a.m., New York City time. The Meeting will be held at Schroders' offices at 875 Third Avenue, 22nd Floor, New York, New York 10022, for the following purposes:

     1.   To  approve  or   disapprove   a  proposal  to   reorganize   Schroder
          International Smaller Companies Fund into Vanguard International Explorer Fund.

     2. To transact such other business as may properly come before the Meeting.

     All shareholders are cordially invited to attend the Meeting. However, if you are unable to attend the Meeting, you are requested to mark, sign and date the enclosed Proxy Card and return it promptly in the enclosed, postage-paid envelope so that the Meeting may be held and a maximum number of shares may be voted. Please see the enclosed materials for telephone voting instructions.

     The Trustees have fixed the close of business on April 26, 2002, as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.


                                               By Order of the Board of Trustees


                                               ---------------------------------
                                               Carin F. Muhlbaum, Secretary


--------------------------------------------------------------------------------
                             YOUR VOTE IS IMPORTANT

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE MEETING.

--------------------------------------------------------------------------------

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
                  A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)
                          875 Third Avenue, 22nd Floor
                               New York, NY 10022


                            IN EXCHANGE FOR SHARES OF
                      VANGUARD INTERNATIONAL EXPLORER FUND
                      A SERIES OF VANGUARD WHITEHALL FUNDS
                                  P.O. Box 2600
                             Valley Forge, PA 19482

            COMBINED PROSPECTUS/PROXY STATEMENT DATED APRIL 26, 2002

                                  INTRODUCTION

     Proposal Summary. This combined prospectus/proxy statement describes a proposal to reorganize Schroder International Smaller Companies Fund (the "Schroder Fund") into a substantially similar fund created by The Vanguard Group, Inc. ("Vanguard"), called Vanguard International Explorer Fund (the "Vanguard Fund"). The reorganization involves a few basic steps. The Schroder Fund will transfer all of its assets to the Vanguard Fund, and the Vanguard Fund will assume the Schroder Fund's liabilities. Simultaneously, the Vanguard Fund will open an account for each shareholder of the Schroder Fund, crediting it with an amount of shares of the Vanguard Fund equal in value to the shares of the Schroder Fund owned by such holder at the time of the reorganization. Thereafter, the Schroder Fund will be dissolved.

     Read and Keep these Documents. Please read this entire prospectus/proxy statement. This prospectus/proxy statement sets forth concisely the information about the Vanguard Fund that a prospective investor ought to know before investing. A statement of additional information (the "Reorganization SAI") dated April 26, 2002, relating to this prospectus/proxy statement is incorporated by reference into this prospectus/proxy statement and is available by calling Schroders at 800-464-3108. In addition, the Schroder Fund's prospectus and statement of additional information, each dated January 28, 2002, are incorporated by reference into this prospectus/proxy statement, are considered part of this prospectus/proxy statement, and are available by calling Schroders. These documents are important and should be kept for future reference.

     Additional Information is Available. The Vanguard Fund has been organized as a separate investment portfolio under the Vanguard Whitehall Funds, which filed an amended registration statement with the U.S. Securities and Exchange Commission (the "SEC") on March 19, 2002, in order to create the new fund. The Vanguard Fund's registration statement has not yet been declared effective by the SEC but is available without charge at the SEC's website (www.sec.gov). The Schroder Fund's prospectus and statement of additional information, each dated January 28, 2002, and its most recent annual report to shareholders, are available without charge from Schroders or at the SEC's website.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


I.  OVERVIEW................................................................  __

II.  Details of Reorganization Proposal.....................................  __

III.  Investment Advisory Arrangements......................................  __

IV.  ADDITIONAL INFORMATION ABOUT Vanguard INTERNATIONAL EXPLORER Fund......  __

V.  Management of Vanguard INTERNATIONAL EXPLORER Fund......................  __

VI.  General Information....................................................  __

Appendix A - FORM OF Agreement and Plan of Reorganization................... A-1

                                   I. OVERVIEW


     The Proposed Reorganization. The Board of Trustees of Schroder Capital Funds (Delaware) (the "Schroder Trust") approved an Agreement and Plan of Reorganization providing for the reorganization of the Schroder Fund into the Vanguard Fund (the "Reorganization"). The trustees concluded that the proposed reorganization is in the best interests of the Schroder Fund and its shareholders. The trustees also concluded that the proposed reorganization would not dilute the interests of the Schroder Fund's shareholders. If shareholders do not approve of the Reorganization, the Schroder Fund will continue in existence (unless the Schroder Trust's Board of Trustees decides otherwise) and the Vanguard Fund will not commence operations.

     New Board of Trustees. The Vanguard Whitehall Funds (the "Vanguard Trust") has a different Board of Trustees than the Schroder Trust. A brief description of the backgrounds and compensation of the individuals who serve as trustees of the Vanguard Trust is set forth below in the section entitled "Management of Vanguard International Explorer Fund."

     Investment Objectives, Strategies, and Policies of Each Fund. The Vanguard Fund has been created with an investment objective and investment strategies and policies that are substantially similar to those of the Schroder Fund. As reorganized into the Vanguard Fund, the Schroder Fund will continue to seek to provide long-term capital appreciation. There is additional information below comparing the Schroder Fund to the Vanguard Fund in the section entitled, "Details of the Reorganization Proposal - How the Reorganization will Affect the Schroder Fund."

     Investment Adviser. The Schroder Fund's investment adviser, Schroder Investment Management North America Inc. ("Schroders"), will also serve as investment adviser to the Vanguard Fund if shareholders approve the Reorganization. Although there are no current plans to do so, one or more new advisers could be added to the Vanguard Fund in the future, as either additions to or replacements for Schroders. The Board of Trustees of the Vanguard Trust has the flexibility to make changes to the investment adviser if they consider it to be in shareholders' best interests, without a shareholder vote, pursuant to a conditional exemption received from the SEC by Vanguard. Details of the advisory arrangements for the Schroder Fund and the Vanguard Fund are provided below in the section entitled, "Investment Advisory Arrangements."

     Investment Advisory Fees. Investment advisory fees paid to Schroders by the Schroder Fund are calculated as a fixed-percentage of average daily net assets. Investment advisory fees paid to Schroders by the Vanguard Fund will be calculated as a breakpoint-based annual percentage rate applied to average month-end assets for each quarter, as increased or decreased based upon the fund's cumulative investment performance over a trailing 36-month period as compared to the cumulative total return of a benchmark index. Additional information about the Schroder Fund and Vanguard Fund fee schedules appears below in the section entitled "Investment Advisory Arrangements - Investment Management Agreement."

     Tax-Free Reorganization. The proposed reorganization will be accomplished on a tax-free basis, meaning that you won't realize any capital gains when your Schroder Fund shares are exchanged for shares of the Vanguard Fund.

     Independent Auditors. PricewaterhouseCoopers LLP is expected to serve as independent auditors to the Vanguard Fund, as they do for all other Vanguard funds. PricewaterhouseCoopers LLP also serves as independent auditors to the Schroder Fund.

                     II. DETAILS OF REORGANIZATION PROPOSAL

     At their meetings on February 5, 2002 and April 9, 2002, the Board of Trustees of the Schroder Trust approved an Agreement and Plan of Reorganization pursuant to which the Schroder Fund would be reorganized into the Vanguard Fund. The Vanguard Fund is a substantially similar fund that has been organized within The Vanguard Group of Investment Companies (the "Vanguard Group"). Following are some important details regarding the Reorganization:

REASONS FOR THE REORGANIZATION

     The Board of Trustees of the Schroder Trust approved the Reorganization for the following reasons:

     Lower Shareholder Costs. As discussed above, the funds within The Vanguard Group (the "Vanguard Group Funds") operate on an "at-cost" basis. This operating structure, combined with the efficiencies inherent in Vanguard's size, will result in lower operating expenses for the Vanguard Fund than for the Schroder Fund. Joining The Vanguard Group should enable the Schroder Fund (as reorganized into the Vanguard Fund) to grow assets due to Vanguard's strong market penetration and reputation as a low-cost provider. Schroders expects (but cannot guarantee) that assets in the reorganized Schroder Fund will grow considerably once it joins The Vanguard Group as the result of investments by new shareholders, which would produce a larger, more stable asset base for the reorganized Schroder Fund. As a result, expenses would be shared by a larger group of shareholders and expenses for existing shareholders may be reduced.

     Continuity of Investment Management. If shareholders approve the Reorganization, the Vanguard Fund will be managed by Schroders using an investment program that is substantially similar to the one used for the Schroder Fund. Schroders is uniquely qualified as an international small companies investment manager with over thirty years of experience investing in small companies. Schroders emphasizes fundamental research into smaller companies.

     Appropriate Investment Program. The investment objective and investment strategies and policies of the Vanguard Fund are substantially similar to those of the Schroder Fund, and the Board of Trustees of the Schroder Trust believe that an investment in the Vanguard Fund will provide shareholders with an investment opportunity comparable to that currently afforded by the Schroder Fund.

     Tax-Free Nature of the Reorganization. The Reorganization will be accomplished on a tax-free basis. Accordingly, it is expected that shareholders will not realize any capital gains when Schroder Fund shares are exchanged for shares of the Vanguard Fund.

     Vanguard management believes that the Schroder Fund will fit well within The Vanguard Group. If the Reorganization is approved by shareholders, adoption of the Schroder Fund will provide Vanguard investors with another proven growth fund, and broaden the array of actively-managed funds available through The Vanguard Group.

     Vanguard has entered into a Fund Sponsorship Agreement with Schroders, which generally provides that Schroders will use reasonable efforts to facilitate the proposed Reorganization. However, neither Schroders nor any other party is being compensated by Vanguard in consideration of the reorganization of the Schroder Fund into the Vanguard Fund.

HOW THE REORGANIZATION WILL BE ACCOMPLISHED

     Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization spells out the terms and conditions that will apply to the reorganization of the Schroder Fund into the Vanguard Fund (assuming that shareholders approve this proposal). The allocation of costs and expenses incurred in connection with the Reorganization is set forth in the agreement. Certain costs associated with the Reorganization may be paid by the Schroder Fund, including, but not limited to, the fees, costs, and expenses of PricewaterhouseCoopers LLP performing certain limited accounting procedures and issuing a related letter. These accounting expenses will be shared equally by Vanguard and the Schroder Fund. For a complete description of the terms and conditions that will apply to the Reorganization, please see the form of Agreement and Plan of Reorganization attached as Appendix A to this prospectus/proxy statement.

     Three steps to reorganize. After shareholder approval, the Reorganization will be accomplished in a three-step process. First, the Schroder Fund will transfer all of its assets to the Vanguard Fund, and the Vanguard Fund will assume the Schroder Fund's liabilities. Second, and simultaneously with step one, the Vanguard Fund will open an account for each shareholder, crediting it with an amount of shares of the Vanguard Fund equal in value to the shares of the Schroder Fund owned by such holder at the time of the reorganization. Third, the Schroder Fund will be dissolved.

     Effective as soon as practicable. If approved by shareholders, the Reorganization will take place as soon as practicable after all necessary regulatory approvals and legal opinions are received. It is currently anticipated that the Reorganization will be accomplished by the end of June, 2002.

     The Reorganization is Conditioned on Tax-Free Treatment at the Federal Level. It is anticipated that the Reorganization will have no federal income tax consequences for the Schroder Fund or its shareholders. The Reorganization will not proceed until this point is confirmed by an IRS ruling or opinion of counsel. Following the Reorganization, from a tax standpoint, the adjusted basis of the Schroder Fund shares will be the same as before. Shareholders are not expected to incur any personal state or local taxes as a result of the Reorganization, but you should consult your own tax advisor regarding those matters. There is additional information about the federal income tax consequences of the Reorganization in the Agreement and Plan of Reorganization.

HOW THE REORGANIZATION WILL AFFECT THE SCHRODER FUND

     Comparing Investment Objectives, Strategies, and Policies. The Vanguard Fund's investment objective and its investment strategies and policies will be substantially similar to those of the Schroder Fund, and Schroders intends to manage the Vanguard Fund in the same general manner that it currently manages the Schroder Fund.

     As reorganized, the Vanguard Fund will continue to seek long-term capital appreciation through investments in securities markets outside the United States. It will also continue to invest a limited portion of its assets in the securities of issuers domiciled or doing business in emerging market countries. The Vanguard Fund will invest primarily in equity securities of smaller companies located outside the United States. The Vanguard Fund will consider smaller companies to be those with market capitalizations of $2.5 billion or less, measured at the time of investment. Currently, the Schroder Fund invests primarily in companies with available market capitalizations of $2.2 billion or less. The $2.5 billion market capitalization threshold reflects the more current market capitalization profile of the companies in the Salomon Smith Barney Extended Market Index (Europe, Pacific Basin Countries) - the benchmark for the Schroder Fund and the Vanguard Fund.

     The Vanguard Fund will also continue investing in a variety of equity securities, such as common stocks, preferred stocks, and warrants. The Vanguard Fund will continue to have the ability to invest in closed-end investment companies that invest primarily in foreign securities, and to invest a limited portion of its assets in the securities of companies located or doing business in emerging market countries.

     In managing the Vanguard Fund, Schroders will continue to invest in small capitalization companies that it believes offer the potential for capital growth. In doing so, Schroders will continue to consider, among other things, an issuer's likelihood of above average earnings growth, whether the company's securities are attractively valued, and whether the company has any proprietary advantages. In selecting investments for the Vanguard Fund, Schroders will employ a fundamental investment approach that considers macroeconomic factors, while focusing primarily on company-specific factors. Those company-specific factors will continue to include the company's potential for long-term growth, financial condition, quality of management, sensitivity to cyclical factors, and the relative value of the company's securities (compared to that of other companies and to the market as a whole). Under Schroders' management, the Vanguard Fund (like the Schroder Fund) will generally sell securities when they reach fair valuation or when significantly more attractive investment candidates become available.

     Certain investment policies of the Vanguard Fund are different than those of the Schroder Fund, but these changes will not have a material impact on the management of the Vanguard Fund. Specifically, the borrowing policies of the two funds differ to some extent. The Vanguard Fund may participate, pursuant to a conditional exemption obtained from the SEC, in an interfund lending program. This program permits the Vanguard Fund and other funds in The Vanguard Group to borrow money from and lend money to each other for temporary or emergency purposes, subject to certain conditions. One condition is that the Vanguard Fund may not borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. Generally, the Vanguard Fund may borrow up to 15% of the its net assets only through banks, reverse repurchase agreements, or Vanguard's interfund lending program. The Schroder Fund may borrow up to 33-1/3% of its total assets taken at market value (including the amount borrowed) and then only from a bank as a temporary measure for extraordinary or emergency purposes.

     In addition, the Schroder Fund has a more restrictive lending policy. The non-fundamental policies of Vanguard Fund (which may be changed by its Board without shareholder approval) permit the fund to participate in the interfund lending program described above, and allows it to lend its portfolio securities and purchase certain fixed-income securities. The Schroder Fund, however, is not permitted to make loans, though it is specifically authorized to enter into repurchase agreements or acquire any otherwise permissible debt securities or engage in securities lending. The Vanguard Fund's increased ability to lend increases the risk that a borrower will default on a payment, possibly causing the fund to lose money.

     The Vanguard Fund also has policies restricting the use of margin, the pledging of assets, and the use of puts and calls that have not been adopted by the Schroder Fund. Finally, the investment objective of the Schroder Fund is "fundamental," meaning that it is changeable only with shareholder approval. The investment objective of the Vanguard Fund is substantially similar to that of the Schroder Fund but is non-fundamental. This is consistent with the non-fundamental approach taken by most of the other Vanguard Group Funds, and is also consistent with the Investment Company Act of 1940, as amended (the "Investment Company Act"), which does not require a fund's objective to be fundamental. The Board of Trustees has no plans to change the investment objective of the Vanguard Fund in the foreseeable future.

     CONSIDERED INDIVIDUALLY AND IN THE AGGREGATE, THE INVESTMENT STRATEGY AND POLICY DIFFERENCES BETWEEN THE SCHRODER FUND AND THE VANGUARD FUND DESCRIBED ABOVE ARE EXPECTED TO HAVE NO MATERIAL IMPACT ON EITHER SCHRODERS' DAY-TO-DAY INVESTMENT DECISION MAKING PROCESS OR ON THE INVESTMENT PORTFOLIO THAT IS REORGANIZED INTO THE VANGUARD FUND.

     Comparing Risk Factors. The Vanguard Fund is subject to the same principal risk factors as the Schroder Fund because it has substantially similar investment strategies and policies and invests principally in the same types of securities. An investment in the Vanguard Fund could lose money over short or even long periods. You should expect the Vanguard Fund's share price and total return to fluctuate within a wide range like the fluctuations of the overall stock market. The Vanguard Fund's performance could be hurt by:

     o Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high in emerging markets. Because the Vanguard Fund may invest a large portion of its assets in securities of companies located in any one country, its performance may be hurt disproportionately by the poor performance of its investments in a single country.

     o Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.

     o Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

     o Manager risk, which is the chance that poor security selection will cause the Vanguard Fund to underperform other funds with similar investment objectives.

     Comparing Fund Expenses. The table set forth below compares the expenses the Schroder Fund expects to incur in its current fiscal year and the estimated expenses of the Vanguard Fund for the first full year after the Reorganization is consummated (assuming current asset levels remain the same).

                          ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)

--------------------------------------------------------------------------------
                     CURRENT EXPENSES
                  SCHRODER INTERNATIONAL  ESTIMATED EXPENSES  PRO-FORMA EXPENSES
                  SMALLER COMPANIES FUND        VANGUARD            AS OF THE
                                             INTERNATIONAL   REORGANIZATION DATE
                                             EXPLORER FUND
--------------------------------------------------------------------------------
  Management           1.10%(1)                  0.66%                 0.66%
     Fees
--------------------------------------------------------------------------------
  12b-1 Fees             None                     None                  None
--------------------------------------------------------------------------------
Other Expenses         1.09%(1)                  0.09%                 0.09%
--------------------------------------------------------------------------------
  Total Fund           2.19%(2)                  0.75%                 0.75%
   Operating
   Expenses
--------------------------------------------------------------------------------
  Fee Waiver          (0.69%)(2)                  N/A                   N/A
and/or Expense
  Limitation
--------------------------------------------------------------------------------
 Net Expenses          1.50%(2)                  0.75%                 0.75%
--------------------------------------------------------------------------------

(1) Management Fees include all fees payable to Schroders and its affiliates for investment advisory and fund administration services.

(2) Reflects the effect of contractually imposed expense limitations and/or fee waivers in effect through October 31, 2002.

EXAMPLE

     The following Example is intended to help you compare the cost of investing in the Schroder Fund and the Vanguard Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and that each Fund's operating expenses for each year are equal to the Total Fund Operating Expenses (except in the case of the Schroder Fund where, in the first year, operating expenses are the same as the Schroder Fund's Net Expenses). Although your actual costs and returns might be different based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                               1 YEAR      3 YEARS      5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Schroder International Smaller  $154          $625       $1,122           $2,490
Companies Fund
--------------------------------------------------------------------------------
Vanguard International           $77          $240         $417             $930
Explorer Fund
--------------------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

     The Reorganization will have no impact on the net asset value per share ("NAV") of the Schroder Fund. As indicated below, the Reorganization will not cause the Schroder Fund's share price to go up or down, and each shareholder will own an amount of shares of the Vanguard Fund equal in value to the shares of the Schroder Fund owned by such holder at the time of the reorganization. Any declared but undistributed dividends or capital gains will carry over in the Reorganization.


                              CAPITALIZATION TABLE
                                  (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                               SCHRODER INTERNATIONAL        VANGUARD
                                               SMALLER COMPANIES FUND      INTERNATIONAL            PRO FORMA
                                                                           EXPLORER FUND         CAPITALIZATION
                                                                                              AS OF THE RECORD DATE
---------------------------------------------------------------------------------------------------------------------
Total Net Assets as of the Record Date                  $[o]                    N/A                   $[o]
---------------------------------------------------------------------------------------------------------------------
Total  Number of Shares  Outstanding  on the            $[o]                    N/A                   $[o]
Record Date
---------------------------------------------------------------------------------------------------------------------
NAV on the Record Date                                  $[o]                    N/A                   $[o]
---------------------------------------------------------------------------------------------------------------------

     Comparing Trustees. As previously discussed, the Schroder Fund will be reorganized into an investment portfolio of the Vanguard Trust if shareholders approve the Reorganization. Information on the trustees of the Vanguard Trust appears below in the section entitled, "Management of Vanguard International Explorer Fund." Following the Reorganization, the Board of Trustees of the Schroder Trust will have no oversight over, or other involvement with, the Vanguard Fund.

     Comparing Independent Auditors. PricewaterhouseCoopers, LLP, the same independent auditor for the Schroder Fund, is expected to serve as the independent auditor for the Vanguard Fund, and currently serves in that capacity for all other Vanguard Group Funds. In this role, PricewaterhouseCoopers audits and certifies the financial statements of all Vanguard Group Funds. PricewaterhouseCoopers also reviews the Annual Reports to Shareholders of the Vanguard Group Funds and their filings with the SEC. Neither PricewaterhouseCoopers nor any of its partners have any direct or material indirect financial interest in the Vanguard Group Funds. Any shareholder may request the attendance of a PricewaterhouseCoopers representative at the shareholder meeting, by contacting the Schroder Fund's Secretary (Carin F. Muhlbaum) at 875 Third Avenue, 22nd Floor, New York, NY 10022. The Vanguard Fund will keep the same fiscal year end as the Schroder Fund and will continue to make distributions on an annual basis.

     Organization. The Schroder Fund and the Vanguard Fund are both series of separately organized Delaware business trusts. The rights of shareholders in the Schroder Fund and those in the Vanguard Fund are substantially similar. One difference, however, is in the requirement of how many shares constitutes a quorum for the transaction of business at a shareholders' meeting. In the case of the Schroder Fund, one-third of shares entitled to vote constitute a quorum. The Vanguard Fund requires shareholders of more than fifty percent of the total combined net asset value of all shares issued and outstanding to constitute a quorum. The Vanguard Fund will commence operations only if shareholders approve the Reorganization.

     Description of Securities to be Issued. Full and fractional shares of the Vanguard Fund will be issued to Schroder Fund shareholders in accordance with the procedures set forth in the Agreement and Plan of Reorganization.

     Purchase, Redemption, and Exchange Information. After the Reorganization, the Schroder Fund (as reorganized into the Vanguard Fund) will continue to be sold to individuals and institutional investors, including retirement and other plans. The following chart highlights the purchase, redemption and exchange features of the Schroder Fund as compared to such features of the Vanguard Fund.


--------------------------------------------------------------------------------------------------------------------
   PURCHASE, REDEMPTION AND EXCHANGE                 SCHRODER FUND                        VANGUARD FUND(1)
               FEATURES
--------------------------------------------------------------------------------------------------------------------
Minimum initial purchase/additional      $10,000/$1,000                          $10,000/$100 by mail or exchange
investment                                                                       and $1,000 by wire
--------------------------------------------------------------------------------------------------------------------
Purchases                                By mail, wire, systematic investment    By mail, wire, systematic
                                                                                 investment plan, Vanguard Fund
                                                                                 Express(R)and Vanguard Direct
                                                                                 Deposit Service(SM)
--------------------------------------------------------------------------------------------------------------------
Redemptions                              By mail, telephone, wire                By mail, 24-hour telephone, or
                                                                                 Vanguard's website
--------------------------------------------------------------------------------------------------------------------
Free Exchange Privileges                 Most other funds in Schroder family     Yes, with other Vanguard Funds
                                         of mutual funds                         that have exchange privileges -
                                                                                 by mail, 24-hour telephone, or
                                                                                 Vanguard's website, subject to
                                                                                 share class eligibility and other
                                                                                 conditions(2)
--------------------------------------------------------------------------------------------------------------------

(1) Explanations of each of the services available through the Vanguard Fund appear below in the section entitled "Additional Information About Vanguard International Explorer Fund."

(2) Explanations of exchange privileges of Vanguard Fund shareholders appear below in the section entitled "Additional Information About Vanguard International Explorer Fund."


     Calculating NAV. The Schroder Fund calculates its NAV once each business day at the regularly scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Similarly, the Vanguard Fund calculates its NAV after the close of regular trading on the New York Stock Exchange.

                      III. INVESTMENT ADVISORY ARRANGEMENTS

     Schroder Investment Management North America Inc. The Schroder Fund's investment adviser, Schroder Investment Management North America Inc., will also serve as investment adviser to the Vanguard Fund if shareholders approve the Reorganization, in continuation of the Schroder Fund's investment program. Schroders' address is 875 Third Avenue, 22nd Floor, New York, NY 10022. Under its investment advisory agreement with the Schroder Fund, dated June 2, 1999, Schroders is responsible for managing the investment and reinvestment of the Schroder Fund's assets, and for continuously reviewing, supervising and directing the Schroder Fund's investment program subject to the supervision of, and policies established by, the Board of Trustees of the Schroder Trust. Schroders will have these same responsibilities under its investment advisory agreement with the Vanguard Fund.

     Schroders (together with its predecessors) has served as the investment adviser of the Schroder Fund since its inception. Schroders is a wholly owned subsidiary of Schroder U.S. Holdings Inc., which currently engages through its subsidiary firms in the asset management business. Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder U.S. Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroder plc and its affiliates currently engage in the asset management business, and as of December 31, 2001, had under management assets of approximately $160.1 billion.

     Matthew Dobbs is Chair of the Schroder International Smallcap Investment Committee which is responsible for the management of the Fund. The Committee, which is comprised of senior smallcap specialists, determines the country allocation for the Schroder Fund. As Chair of the Committee, Mr. Dobbs has primary responsibility for the management and direction of the Schroder Fund's investment policy. Stock selection is primarily the responsibility of senior regional smallcap portfolio managers. Mr. Dobbs, a Senior Vice President of Schroders, has been with Schroders since 1981. Education: B.A., Worcester College, Oxford University. These arrangements would continue for the Vanguard Fund if the proposed Reorganization is approved by shareholders.

     Comparing Investment Advisory Agreements. The investment advisory agreement between Schroders and the Schroder Fund is similar to the investment advisory agreement that will be entered into between Schroders and the Vanguard Fund if shareholders approve the Reorganization. Specifically, the standard of care is identical, and the duration and termination provisions are substantially similar. The principal difference between the two agreements is the compensation structure. Under the Schroder Fund agreement, Schroders is entitled to a fee of 0.85% of the Schroder Fund's average daily net assets. In contrast, the agreement relating to the Vanguard Fund has a different fee schedule, including breakpoints and a performance component, as described below.

     Under the proposed investment advisory agreement between Schroders and the Vanguard Fund, the Vanguard Fund will pay to Schroders at the end of each of the Vanguard Fund's fiscal quarters an amount (the "Adjusted Fee") equal to a basic fee ("Basic Fee") plus a performance adjustment amount ("Adjustment Amount"). For purposes of the calculations, both the Basic Fee and the Adjustment Amount will incorporate an asset-based fee ("Asset Fee") that is determined by applying a quarterly rate, calculated based on the following annual percentage rate schedule, to the average month-end net assets of the portion of the Vanguard Fund allocated to Schroders (the "Schroder Portfolio") over the applicable time period:

--------------------------------------------------
         ANNUAL PERCENTAGE RATE SCHEDULE
--------------------------------------------------
ANNUAL PERCENTAGE         AVERAGE MONTH-END
       RATE                  NET ASSETS
--------------------------------------------------
      0.30%           On the first $500 million
---------------------------------------------------
      0.22%                  On the next
                            $500 million
--------------------------------------------------
      0.15%                Over $1 billion
--------------------------------------------------

     The Basic Fee is equal to the Asset Fee as computed over the fiscal quarter for which the Adjusted Fee is being calculated ("Relevant Fiscal Quarter").

     Subject to the transition rules described below, the Adjustment Amount is equal to the product of an adjustment percentage ("Adjustment Percentage") and the Asset Fee as computed over the 36-month period ending with the Relevant Fiscal Quarter ("Relevant 36-Month Period"). The Adjustment Percentage will vary based on the investment performance of the Schroder Portfolio relative to the investment performance of the Salomon Smith Barney Extended Market EPAC Index (the "Index") as determined for the Relevant 36-Month Period. The Adjustment Percentage applies as follows:

--------------------------------------------------------------------------------
      CUMULATIVE PERFORMANCE OF
    SCHRODERS PORTFOLIO VS. INDEX             ADJUSTMENT PERCENTAGE
    OVER RELEVANT 36-MONTH PERIOD
--------------------------------------------------------------------------------
           Less than -12%                              -50%
--------------------------------------------------------------------------------
  From -12% up to and including -6%                    -25%
--------------------------------------------------------------------------------
         Between -6% and +6%                            0%
--------------------------------------------------------------------------------
  From +6% up to and including +12%                    +25%
--------------------------------------------------------------------------------
           More than +12%                              +50%
--------------------------------------------------------------------------------

     The Adjustment Amount will not be fully incorporated into the determination of the Adjusted Fee until the close of the quarter ending July 31, 2005. Until that date, the following transition rules will apply:

     1. Date of Reorganization through April 30, 2003. The Adjusted Fee will be equal to the Basic Fee. No Adjustment Amount will apply during this period.

     2. May 1, 2003 through July 31, 2005. Beginning May 1, 2003, the Adjusted Fee will be equal to the Basic Fee plus the Adjustment Amount as calculated on the following basis. The Adjustment Amount for the Relevant Fiscal Quarter will be determined on a progressive basis with regards to the number of months elapsed between July 31, 2002, and the end of the Relevant Fiscal Quarter ("Progressive Adjustment Period"). During the Progressive Adjustment Period, the Asset Fee for purposes of calculating the Adjustment Amount will be determined with respect to the period from July 31, 2002, through and including the end of the Relevant Fiscal Quarter. Similarly, the Adjustment Percentage will be calculated with respect to the cumulative performance of the Vanguard Fund and the Index from August 1, 2002, through and including the end of the Relevant Fiscal Quarter. For these purposes, the endpoints and size of the range over which a positive or negative Adjustment Percentage applies and the corresponding maximum Adjusted Percentage will be multiplied by a fractional time-elapsed Adjustment Percentage. The fraction will equal the number of months elapsed since July 31, 2002, divided by thirty-six.

          Example: Assume that Schroders' compensation is being calculated for the quarter ended January 31, 2004, and that the cumulative performance of the Schroder Portfolio versus the Index for the applicable period is +4%. In this case, an Adjustment Percentage of 12.5% of the Asset Fee calculated over the 18-month period would apply. Each performance breakpoint would be scaled by 18/36 = 0.5, and the performance adjustment percentage would also be scaled by 18/36 =
          0.5. Hence, 4% cumulative outperformance for the 18 months ending January 31, 2004, would result in a 12.5% Adjustment. (Note that this example reflects rounding. In practice, calculations will be extended to the eighth decimal point. Performance shortfalls versus the Index are treated in a symmetric manner to the example provided.)

     3. On and After August 1, 2005. The Adjusted Fee will be equal to the Basic Fee plus the Adjustment Amount as determined for the Relevant 36-Month Period.

     Based on the Schroder Fund's current size, the maximum possible fee payable by the Vanguard Fund to Schroders under the advisory agreement during the first year the performance-based fee is fully in effect would be 0.45% of the Vanguard Fund's average month-end net assets. This compares favorably with the contractual fee payable to Schroders by the Schroder Fund, which is 0.85% of the Schroder Fund's average daily net assets.

     The following table shows on a comparative basis for the calendar year ended December 31, 2001, the investment advisory fees actually paid to Schroders under the Schroder Fund fee schedule and the investment advisory fees (presented on a pro forma basis) that would have been paid to Schroders had the Vanguard Fund fee schedule been in place and fully effective for the same period.

            Actual Aggregate                          Pro Forma Aggregate
         Investment Advisory Fee for                Investment Advisory Fee for
             Calendar Year Ended                        Calendar Year Ended
             December 31, 2001(1)                       December 31, 2001(2)

                 $41,739.27                                 $99,333.70

----------------------------
1 Actual fees shown would have been $186,225.86 if Schroders had not granted a waiver of $145,486.59 in advisory fees pursuant to a separate contract with the Schroder Fund.

2 Pro forma fees shown reflect the Vanguard Fund fee schedule as it would be implemented after an initial 36-month transition period.

     Duration and Termination of Schroders' Investment Advisory Agreement with the Vanguard Fund. The terms of Schroders' investment advisory agreement with the Vanguard Fund have been approved by the Board of Trustees of the Vanguard Trust and a formal agreement will be approved by the Board if this transaction is approved by shareholders. The agreement will remain in effect for an initial two-year period, and may be continued beyond that for successive one-year periods, if approved at least annually by the vote of the Board of Trustees of the Vanguard Fund. Board approval must include the votes of a majority of those trustees who are not parties to the contract or "interested persons" (as defined under the Investment Company Act) of any party to the contract. In addition, the trustees must vote in person on Schroders' investment advisory agreement, at a meeting called for that purpose. The agreement is automatically terminated if assigned, and may be terminated without penalty at any time (i) either by vote of the Vanguard Fund's trustees or by vote of the outstanding shares of the Vanguard Fund on 60 days' written notice to Schroders, or (ii) by Schroders on 90 days' written notice to the Vanguard Fund.

     Future Changes to Vanguard Fund's Advisory Arrangements. Although there are no current plans to do so, one or more new investment advisers could be added to the Vanguard Fund in the future, as either additions to or replacements for Schroders. The Board of Trustees of the Vanguard Trust has the flexibility to make advisory changes - including changes to the contract of an existing investment adviser - without a shareholder vote, pursuant to a conditional exemption obtained from the SEC by Vanguard.

                        IV. ADDITIONAL INFORMATION ABOUT
                      VANGUARD INTERNATIONAL EXPLORER FUND

     This section sets forth additional information about the Vanguard Fund, including information regarding its investment program and expected advisory arrangements, considerations regarding dividends, capital gains, and taxes, the determination of its share price, and account related options. References to "us," "we" or "our" refer to Vanguard or the Vanguard Fund, as applicable. References to "you" or "your" refer to shareholders of the Vanguard Fund.

Performance/Risk Information

     The Vanguard Fund has not commenced operations, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

Primary Investment Strategies and Policies

     The following sections explain the primary investment strategies and policies that the Vanguard Fund will use in pursuit of its objective. You will also find information on other important features of the Vanguard Fund.

     Market Exposure. The Vanguard Fund will invest primarily in the common stocks of smaller companies (which, at the time of purchase, typically have a market value of less than $2.5 billion) located outside the United States. The Vanguard Fund may also invest a limited portion of its assets in the securities of issuers domiciled or doing business in emerging market countries.

     Because it will invest mainly in foreign stocks, the Vanguard Fund will be subject to certain risks.

     THE VANGUARD FUND WILL BE SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.

     THE VANGUARD FUND WILL BE SUBJECT TO COUNTRY RISK AND CURRENCY RISK. COUNTRY RISK IS THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKETS. COUNTRY RISK IS ESPECIALLY HIGH IN EMERGING MARKETS. BECAUSE THE VANGUARD FUND MAY INVEST A LARGE PORTION OF ITS ASSETS IN SECURITIES OF COMPANIES LOCATED IN ANY ONE COUNTRY, ITS PERFORMANCE MAY BE HURT DISPROPORTIONATELY BY THE POOR PERFORMANCE OF ITS INVESTMENTS IN A SINGLE COUNTRY. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.

     The Vanguard Fund will invest in companies that are smaller and less well-known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

     THE VANGUARD FUND WILL BE SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. AS A GROUP, SMALL-CAP STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     Security Selection. Schroders will employ a fundamental investment approach in managing the Vanguard Fund that considers macroeconomic factors, while focusing primarily on company-specific factors. These company-specific factors include the company's potential for long-term growth, financial condition, quality of management, sensitivity to cyclical factors, and the relative value of the company's securities (compared to that of other companies and to the market as a whole).

     Schroders will invest the Vanguard Fund's assets in small-capitalization companies that Schroders believes offer the potential for capital growth. In doing so, Schroders will consider, among other things, an issuer's likelihood of above average earnings growth, whether the company's securities are attractively valued, and whether the company has any proprietary advantages. The Vanguard Fund generally will sell securities when they reach fair valuation or when significantly more attractive investment candidates become available.

     The Vanguard Fund will generally be managed without regard to tax ramifications.

     THE VANGUARD FUND WILL BE SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE VANGUARD FUND INVESTS.

     Other Investment Policies and Risks. Besides investing in stocks of foreign companies, the Vanguard Fund may make certain other kinds of investments to achieve its objective.

     The Vanguard Fund may enter into forward foreign currency exchange contracts to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Vanguard Fund's securities from falling in value during foreign market downswings.

     THE VANGUARD FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

     The Vanguard Fund may also invest in stock futures and options contracts and warrants, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), and convertible securities (securities that may be exchanged for another asset). The Vanguard Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Vanguard Fund's obligation under futures contracts will not exceed 20% of its total assets.

     The reasons for which the Vanguard Fund will invest in futures and options are:

     o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

     o To reduce the Vanguard Fund's transaction costs or add value when these instruments are favorably priced.

     The Vanguard Fund may invest in preferred stocks and closed-end investment companies that invest primarily in foreign securities. with preferred stocks, holders receive set dividends from the issuer; their claim on the issuer's income and assets rank before that of common stock holders, but after that of bondholders.

     The Vanguard Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Vanguard Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

     Costs and Market-Timing. Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard Group Funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it. Specifically:

     o Each Vanguard Group Fund reserves the right to reject any purchase request--including exchanges from other Vanguard Group Funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

     o Each Vanguard Group Fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

     o Each Vanguard Group Fund reserves the right to stop offering shares at any time. o Certain Vanguard Group Funds charge purchase and/or redemption fees on transactions.

     See the section below entitled "Investing with Vanguard" for further details on Vanguard's transaction policies.

     THE VANGUARD GROUP FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

Turnover Rate

     Although the Vanguard Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Vanguard Fund has not commenced operations, so its turnover rate is not yet available.

The Vanguard Fund and Vanguard

     The Vanguard Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard Group Funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the Vanguard Group Funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Adviser

     The adviser will be authorized to choose broker-dealers to handle the purchase and sale of the Vanguard Fund's portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Vanguard Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Vanguard Fund.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser will be authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Vanguard Fund.

Dividends, Capital Gains, and Taxes

     Vanguard Fund Distributions. The Vanguard Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Vanguard Fund.

     As a shareholder, you would be entitled to your portion of the Vanguard Fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income or a capital gains distribution. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

     Basic Tax Points. Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

     o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Vanguard Fund shares.
     o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
     o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
     o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Vanguard Fund.
     o Capital gains distributions may vary considerably from year to year as a result of the Vanguard Fund's normal investment activities and cash flows.
     o A sale or exchange of Vanguard Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
     o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Vanguard Fund shares, may be subject to state and local income taxes.
     o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

     General Information

     Backup withholding. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:

     o    Provide us with your correct taxpayer identification number;
     o    Certify that the taxpayer identification number is correct; and
     o    Confirm that you are not subject to backup withholding.

     Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

     Foreign Investors. Vanguard Group Funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard Group Funds.

     Invalid Addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

     Tax Consequences. This prospectus/proxy statement provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

Share Price

     The Vanguard Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets of the Vanguard Fund by the number of Vanguard Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Vanguard Fund does not transact purchase or redemption requests. However, on those days the value of the Vanguard Fund's assets may be affected to the extent that the Vanguard Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard Group Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard Group Fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

Financial Highlights

     The Vanguard Fund has not commenced operations, so financial highlights are not yet available.

Buying Shares

     If shareholders approve the reorganization, your Schroder Fund shares will be exchanged, on a tax-free basis, for an equivalent dollar amount of Vanguard Fund shares. Your account registration and account options will remain the same unless you change them. In addition, your aggregate cost basis in the account will remain the same.

     The following sections describe the other purchase rules of the Vanguard Fund.

     Account Minimums For Investor Shares

     To open and maintain an account: $10,000 for regular accounts; $1,000 for IRAs, and custodial accounts for minors. (Shareholders who invested in the Vanguard Fund as part of the Reorganization will continue to be subject to a minimum account balance of $1,000 for regular accounts; $500 for retirement accounts.)

     To add to an existing account: $100 by mail or exchange; $1,000 by wire.

     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

     How to Buy Shares

     By Check: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Vanguard International Explorer Fund. For a list of addresses, see the section below entitled "Contacting Vanguard."

     By Exchange Purchase: You can purchase shares with the proceeds of a redemption from another Vanguard Group Fund under our exchange privilege. See the section below entitled "Exchanging Shares."

     By Wire: Call Vanguard to purchase shares by wire. See the section below entitled "Contacting Vanguard."

     Your Purchase Price

     You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your trade date.

     Purchase Rules You Should Know

     Third Party Checks. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.

     U.S. Checks Only. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.

     Large Purchases. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.

     No Cancellations. Place your transaction requests carefully. Vanguard will not cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

     Future Purchases. All Vanguard Group Funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard Group Fund, at anytime, for any reason.

Redeeming Shares

     How to Redeem Shares

     Be sure to check the section below entitled "Other Rules You Should Know" before initiating your request.

     Online: Request a redemption through our website at Vanguard.com.

     By Telephone: Contact Vanguard by telephone to request a redemption. For telephone numbers, see the section below entitled "Contacting Vanguard."

     By Mail: Send your written redemption instructions to Vanguard. For addresses, see the section below entitled "Contacting Vanguard."

     Your Redemption Price

     You redeem shares at the Vanguard Fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your trade date.

     Types of Redemptions

     Check Redemptions: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.

     Exchange Redemptions: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard Group Fund under our exchange privilege. See the section below entitled "Exchanging Shares."

     Wire Redemptions: Wire redemptions are not available for the Vanguard Fund.

     Redemption Rules You Should Know

     Special Accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

     Potentially Disruptive Redemptions. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the Vanguard Fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

     Recently Purchased Shares. While you can redeem shares at any time, proceeds will not be made available to you until the Vanguard Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).

     Payment To a Different Person or Address. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

     No Cancellations. Place your transaction requests carefully. Vanguard will not cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

     Emergency Circumstances. Vanguard Group Funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard Group Funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

     All Vanguard Group Funds accept exchange requests by Web, telephone or mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege. For the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER FUND AND GROWTH AND INCOME FUND these limits generally are as follows:

     o No telephone or Web exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days. Any exchange request placed during these hours will be rejected.

          On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to 1.5 hours prior to the scheduled close. (For example, if the NYSE is scheduled to close at 1 p.m., Eastern time, the cut-off for phone and Web exchanges will be 11:30 a.m. Eastern time.)

     o No more than two exchanges out of a fund may be requested by telephone or Web within any 12-month period.

     o    Each fund reserves the right to reject exchanges considered excessive.

     For all other Vanguard funds, the following limits generally apply:

     o No more than two substantive "round trips" through a non-money-market fund during any 12-month period.

     o A "round trip" is a redemption out of a fund (by any means) followed by a purchase back into the same fund (by any means).

     o    Round trips must be at least 30 days apart.

     o "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.

     o    Each fund reserves the right to reject exchanges considered excessive.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange privileges of two Vanguard funds, the stricter policy will apply to the transaction.

Other Rules You Should Know

     Telephone Transactions

     Automatic. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.

     Tele-Account(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

     Proof of A Caller's Authority. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:

     o        Ten-digit account number.
     o        Complete owner name and address.
     o        Primary Social Security or employer identification number.
     o        Personal Identification Number (PIN), if applicable.

     Subject To Revision. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

     Some Vanguard Group Funds do not permit telephone exchanges between 2:30 p.m. and 4 p.m. To discourage market-timing, the following Vanguard Group Funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m. on business days: the U.S. Stock Index Funds, the International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Vanguard Group Funds may be added to or deleted from this list at any time without prior notice to shareholders.

     Vanguard.com

     Registration. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard Group Funds, and to perform other transactions. To establish this service, you can register online.

     Some Vanguard Group Funds do not permit online exchanges between 2:30 p.m. and 4 p.m. To discourage market-timing, the following Vanguard Group Funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m. on business days: the U.S. Stock Index Funds, the International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

     Written Instructions

     "Good Order" Required. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:

     o        The fund name and account number.
     o        The amount of the transaction (in dollars or shares).
     o        Signatures of all owners exactly as registered on the account.
     o        Signature guarantees, if required for the type of transaction.*
     o        Any supporting legal documentation that may be required.
---------
* For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different
     person  or  address.   Call  Vanguard  for  specific  signature   guarantee
     requirements.

     Responsibility For Fraud

     Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

     Uncashed Checks

     Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

     Unusual Circumstances

     If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See the section below entitled "Contacting Vanguard" for addresses.

     Investing with Vanguard Through Other Firms

     You may purchase or sell Investor Shares of most Vanguard Group Funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

     Low-Balance Accounts

     All Vanguard Group Funds reserve the right to close any investment-only retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares that are redeemed upon closure of the account.

     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

Vanguard Fund and Account Updates

     Portfolio Summaries

     We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

     Average Cost Review Statements

     For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method, which is one of the methods established by the IRS.

     Confirmation Statements

     Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

     Tax Statements

     We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

     Annual and Semiannual Reports

     Financial reports about Vanguard International Explorer Vanguard Fund will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the Vanguard Fund:

 o        Performance assessments with comparisons to industry benchmarks.
 o        Reports from the adviser.
 o Financial statements with detailed listings of the Vanguard Fund's holdings.

     To keep the Vanguard Fund's costs as low as possible (so that you and other shareholders can keep more of its investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Vanguard Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

Contacting Vanguard

     Online - Vanguard.com

     o    Your best source of Vanguard news
     o    For  fund,  account,  and  service  information
     o    For most account transactions
     o    For literature requests
     o    24 hours per day, 7 days per week

    Vanguard Tele-Account(R)
    1-800-662-6273
    (ON-BOARD)

     o        For automated fund and account information
     o For redemptions by check, exchange (subject to certain limitations), or wire
     o        Toll-free, 24 hours per day, 7 days per week

     Investor Information
     1-800-662-7447 (SHIP)
     (Text telephone at 1-800-952-3335)

     o        For fund and service information
     o        For literature requests
     o        Business hours only

     Client Services
     1-800-662-2739 (CREW)
     (Text telephone at 1-800-749-7273)

     o        For account information
     o        For most account transactions
     o        Business hours only

     Institutional Division
     1-888-809-8102

     o        For information and services for large institutional investors
     o        Business hours only

     Vanguard Addresses

              Regular Mail (Individuals--Current Clients):

              The Vanguard Group
              P.O. Box 1110
              Valley Forge, PA 19482-1110

              Regular Mail (Institutions):

              The Vanguard Group
              P.O. Box 2900
              Valley Forge, PA 19482-2900

              Regular Mail (General Inquiries):

              The Vanguard Group
              P.O. Box 2600
              Valley Forge, PA 19482-2600

              Registered or Express Mail:

              The Vanguard Group 455 Devon
              Park Drive Wayne, PA 19087-1815

              V. MANAGEMENT OF VANGUARD INTERNATIONAL EXPLORER FUND

     Officers and Trustees. The officers of Vanguard International Explorer Fund and the other Vanguard Group Funds manage their day-to-day operations under the direction of a Board of Trustees. The trustees set broad policies for, and choose the officers of, the Vanguard Group Funds. Each trustee serves the relevant Vanguard Group Fund until its termination; until the trustee's retirement, resignation, death; or otherwise as specified in the relevant organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of each Vanguard Group Fund. Each trustee also serves as a director of Vanguard.

     The following chart shows information for each trustee and executive officer of Vanguard International Explorer Fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                                                                                                                           NUMBER OF
                                                      VANGUARD FUND                                                   VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, YEAR OF BIRTH          WITH FUND                SINCE                  THE PAST FIVE YEARS                     TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTEED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John J. Brennan*             Chairman of the          May, 1987              Chairman of the Board, Chief Executive              107
(1954)                       Board, Chief                                    Officer, and Director(Trustee) of The
                             Executive Officer                               Vanguard Group, Inc. and each of the
                             and Trustee                                     investment companies served by The
                                                                             Vanguard Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis             Trustee                  January, 2001          The Partners of '63 (pro bono ventures in           107
(1937)                                                                       education); Senior Advisor to Greenwich
                                                                             Associates (international business strategy
                                                                             consulting); Successor Trustee of Yale
                                                                             University; Overseer of the Stern School of
                                                                             Business at New York University; Trustee
                                                                             of the Whitehead Institute for
                                                                             Biomedical Research.

Rajiv L. Gupta               Trustee                  December, 2001         Chairman and Chief Executive Officer                 85
(1945)                                                                       (since October, 1999), Vice Chairman
                                                                             (January-September 1999), and Vice
                                                                             President (prior to September, 1999) of
                                                                             Rohm and Haas Co. (chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and AgereSystems (communication
                                                                             components); Board Member of American
                                                                             Chemistry Council; Trustee of Drexel University.

                                                                                                                           NUMBER OF
                                                      VANGUARD FUND                                                   VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, YEAR OF BIRTH          WITH FUND                SINCE                  THE PAST FIVE YEARS                     TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen       Trustee                  July, 1998             Vice President, Chief Information Officer, and      107
(1950)                                                                       Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research
                                                                             and Education Institute.

Burton G. Malkiel            Trustee                  May, 1977              Chemical Bank Chairman's Professor of               105
(1932)                                                                       Economics, Princeton University; Director of
                                                                             Prudential Insurance Co. of America,  BKF
                                                                             Capital (investment management), The Jeffrey
                                                                             Co. (holding company), and NeuVis, Inc.
                                                                             (software company).

Alfred M. Rankin, Jr.        Trustee                  January, 1993          Chairman, President, Chief Executive                107
(1941)                                                                       Officer, and Director of NACCO Industries,
                                                                             Inc. (forklift trucks/housewares/lignite);
                                                                             Director of Goodrich Corporporation
                                                                             (industrial products/aircraft systems and
                                                                             services).  Director of the Standard
                                                                             Products Company (supplier for
                                                                             automotive industry) until 1998.

J. Lawrence Wilson           Trustee                  April, 1985            Retired Chairman and Chief Executive                107
(1936)                                                                       Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             The Mead Corp. (paper products),
                                                                             and AmerisourceBergen Corp.
                                                                             (pharmaceutical distribution); Trustee of
                                                                             Vanderbilt University.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                           NUMBER OF
                                                      VANGUARD FUND                                                   VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, YEAR OF BIRTH          WITH FUND                SINCE                  THE PAST FIVE YEARS                     TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
R. Gregory Barton*           Secretary                June, 2001             Managing Director and General Counsel               107
(1951)                                                                       of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).

Thomas J. Higgins*           Treasurer                July, 1998             Principal of The Vanguard Group, Inc.;              107
(1957)                                                                       Treasurer of each of the investment
                                                                             companies served by The Vanguard
                                                                             Group, Inc. (since July, 1998).

*Officers of the Fund are "Interested persons" as defined in the 1940 Act.


     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. Vanguard has paid Greenwich subscription fees amounting to less than $250,000 over the past two years. Vanguard's subscription rates are similar to those of other subscribers.

     Trustees' Ownership of Vanguard Group Fund Shares. All trustees allocate their investments among the various Vanguard Group Funds based on their own investment needs. The following table shows each trustee's ownership of shares of the Vanguard Group Funds and of all Vanguard Group Funds served by the trustee as of December 31, 2001. As a group, the Vanguard Group Funds' trustees and officers own less than 1% of the outstanding shares of Vanguard International Explorer Fund at the time of the Reorganization.



                                  Dollar Range of      Aggregate Dollar Range of
                                Vanguard Fund Shares  Vanguard Group Fund Shares
Name of Trustee                  Owned by Trustee            Owned by Trustee
John J. Brennan                       None                     Over $100,000
Charles D. Ellis                      None                     Over $100,000
Rajiv L. Gupta                        None                     Over $100,000
JoAnn Heffernan Heisen                None                     Over $100,000
Burton G. Malkiel                     None                     Over $100,000
Alfred M. Rankin, Jr.                 None                     Over $100,000
J. Lawrence Wilson                    None                     Over $100,000

     Trustee Compensation. The same individuals serve as trustees of all Vanguard Group Funds (with three exceptions, which are noted in the table in the section above entitled "Officers and Trustees"), and each fund pays a proportionate share of the trustees ` compensation. The Vanguard Group Funds employ their officers on a shared basis, as well. However, officers are compensated by Vanguard, not the Vanguard Group Funds.

     Independent Trustees. The funds compensate their independent trustees--that is, the ones who are not also officers of the fund--in three ways:

     o The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

     o The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

     o Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees ` former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "Interested" Trustees. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of Vanguard.

     Compensation Table. The following table provides compensation details for each of the trustees. The amounts paid as compensation and accrued as retirement benefits by the Vanguard Group Funds for each trustee are listed. The first two columns relate to amounts that have been paid from the assets of Vanguard Selected Value Fund, another investment portfolio currently offered by the Vanguard Trust. In addition, the table shows the total amount of benefits that the Vanguard Trust expects each trustee to receive from all Vanguard Group Funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard Group Funds.


                                              PENSION OR
                                              RETIREMENT
                                           BENEFITS ACCRUED                              TOTAL
                           AGGREGATE       AS PART OF VANGUARD      ACCRUED          COMPENSATION
                          COMPENSATION      SELECTED VALUE        RETIREMENT      FROM ALL VANGUARD
NAMES OF TRUSTEE       FROM VANGUARD            FUND'S            BENEFIT AT         FUNDS PAID TO
                     SELECTED VALUE FUND(1)   EXPENSES(1)       JANUARY 1, 2001        TRUSTEE(2)
---------------------------------------------------------------------------------------------------
John J. Brennan                None               None                None                 None
Charles D. Ellis(3)            $ 81               None                None             $104,000
Rajiv L. Gupta(4)               N/A                N/A                 N/A                  N/A
JoAnn Heffernan Heisen          100                $11             $23,607              104,000
Bruce K. MacLaury(5)            104                 10              78,176               99,000
Burton G. Malkiel               100                 10              90,680              104,000
Alfred M. Rankin, Jr.           100                  7              46,267              104,000
James O. Welch, Jr.(5)          100                 12              97,720              104,000
J. Lawrence Wilson              100                  4              67,240              119,000

(1) The amounts shown in this column are based on Vanguard Selected Value Fund's fiscal year ended October 31, 2001. Vanguard International Explorer Fund and Vanguard Mid-Cap Growth Fund did not commence operation until ., 2002.
(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 106 Vanguard funds (104 in the case of Mr. Malkiel; 86 in the case of Mr. MacLaury; and 84 in the case of Mr. Gupta) for the 2001 calendar year.
(3)  Mr. Ellis joined the Fund's board effective January 1, 2001.
(4)  Mr. Gupta joined the Fund's board effective December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retired from the Fund's board effective December 31, 2001.


     The Vanguard Group. Vanguard International Explorer Fund has been organized as a member of The Vanguard Group of Investment Companies, which consists of more than 100 mutual funds. The Vanguard Group, Inc., located at P.O. Box 2600, Valley Forge, PA 19482-6200, which is a jointly owned subsidiary of the Vanguard Group Funds, provides corporate management, administrative and distribution services to the Vanguard Group Funds on an at-cost basis. Vanguard also provides investment advisory services on an at-cost basis to many of the Vanguard Group Funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Vanguard Group Funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each Vanguard Group Fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the Board of trustees of each Vanguard Group Fund. In addition, each Vanguard Group Fund bears its own direct expenses, such as legal, auditing and custodian fees.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement that was approved by the shareholders of each of the Vanguard Group Funds. The amount that each Vanguard Group Fund has invested in Vanguard is adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. Under the Amended and Restated Service Agreement, no fund can be called on to invest more than 0.40% of its current assets in Vanguard.

                             VI. GENERAL INFORMATION

     This section provides information on a number of topics relating to proxy voting and the shareholder meeting.

     Proxy Solicitation Methods. The Schroder Fund will solicit shareholder proxies in a variety of ways. All shareholders that are entitled to vote will receive these proxy materials by mail. In addition, Schroders employees and officers may solicit shareholder proxies in person or by telephone.

     The Schroder Fund has retained D.F. King & Co., Inc. (the "Proxy Solicitor), 77 Water Street, 20th Floor, New York, NY 10005, to aid in the solicitation of proxies. The costs of retaining the Proxy Solicitor and other expenses incurred in connection with the solicitation of proxies, other than expenses in connection with solicitation by the employees of Schroders, will be borne by the Schroder Fund. The anticipated cost associated with the solicitation of proxies by the Proxy Solicitor is $2,000 plus any reasonable out of pocket expenses incurred by the Proxy Solicitor.

     In addition to voting by mail or in person at the Meeting, you may give your voting instructions over the telephone by calling (800) 290-4628. A representative of the Proxy Solicitor will answer your call. When receiving your instructions by telephone, the Proxy Solicitor representative is required to ask you for your full name, address, the last four digits of your social security number or employer identification number, title (if the person giving the proxy is authorized to act for an entity, such as a corporation), the number of shares of the Schroder Fund owned, and to confirm that you have received the proxy statement in the mail. If the information you provided matches the information provided to the Proxy Solicitor by Schroders, then the Proxy Solicitor representative will explain the voting process. The Proxy Solicitor is not permitted to recommend to you how to vote, other than to read any recommendation included in the prospectus/proxy statement. The Proxy Solicitor will record your instructions and transmit them to the official tabulator and send you a letter or mailgram to confirm your vote. That letter will also ask you to call The Proxy Solicitor immediately if the confirmation does not reflect your instructions correctly. You may receive a call from a representative of the Proxy Solicitor if Schroders has not yet received your vote. The Proxy Solicitor may ask you for authority by telephone to permit the Proxy Solicitor to sign a proxy on your behalf. The Proxy Solicitor will record all instructions, in accordance with the procedures set forth above. The Schroder Trust believes those procedures are reasonably designed to determine accurately the shareholder's identity and voting instructions.

     Proxy Solicitation Costs. The Schroder Fund will pay all costs of soliciting proxies, including costs relating to the preparation, printing, mailing, and tabulation of proxies. Voting immediately can help the Schroder Fund avoid the considerable expense of a second solicitation.

     Quorum. In order for the shareholder meeting to go forward, the Schroder Fund must achieve a quorum. This means that one third (33.3%) of the Schroder Fund's shares must be represented at the meeting - either in person or by proxy. All returned proxies count towards a quorum regardless of how they are voted ("For," "Against," or "Abstain"). As discussed more fully below in the section entitled "Tabulation of Votes," broker non-votes are considered present for purposes of determining the presence of a quorum.

     Required Vote. Proceeding with the Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of the Schroder Fund (as defined in the Investment Company Act), which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Schroder Fund or (2) 67% or more of the shares of the Schroder Fund present at a meeting if more than 50% of the outstanding shares of the Schroder Fund are represented at the meeting in person or by proxy. THE BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS APPROVE THE REORGANIZATION.

     Revoking a Proxy. Shareholders may revoke a proxy at any time up until voting results are announced at the shareholder meeting. You can do this by writing to the Schroder Fund's Secretary, c/o Schroder Investment Management North America Inc., 875 Third Avenue, 22nd Floor, New York, NY 10022, or by voting in person at the meeting.

     Adjournment. In the event that sufficient votes in favor of the Reorganization are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable time after the date set for the original Meeting to permit further solicitation of proxies. In addition, if, in the judgment of the persons named as proxies, subsequent developments make it advisable to defer action on the proposal, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable time in order to defer action on the proposal. Any such adjournments will require the affirmative vote of a majority of the of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned, as required by the Schroder Trust's Trust Instrument and Bylaws. The persons named as proxies will vote in favor of such adjournment all shares which those persons are entitled to vote in favor of the proposal. They will vote against any such adjournment all shares represented by proxies that vote against the proposal. The persons named as proxies will abstain from voting on adjournment all shares represented by proxies that abstain from voting on such proposal. The costs of any additional solicitation of proxies and of any adjourned session with regard to a proposal will be borne by the Schroder Fund.

     Tabulation of Votes. Votes cast by proxy or in person at the Meeting will be counted by one or more persons appointed by the President of the Schroder Trust to act as tellers for the Meeting. The tellers will count the total number of votes case "FOR" the proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that withhold authority to vote or that reflect abstentions or "broker non-vote" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Abstentions and broker non-votes will have the effect of negative votes on the proposal.

     Shareholder proposals. Any shareholder proposals to be included in the proxy statement for the Schroder Fund's next annual or special meeting must be received by the Schroder Fund within a reasonable period of time prior to that meeting. The Schroder Fund has no current plans to hold an annual or special meeting in 2002. If the Reorganization is consummated there will be no further meeting of shareholders of the Schroder Fund.

     Principal Shareholders. As of April 26, 2002, the Schroder Fund had approximately $________________ million in net assets and ___________________
outstanding shares. As of the same date, the officers and trustees of the Schroder Trust, as a group, owned less than 1% of the outstanding shares of the Schroder Fund. As of the same date, each of the following persons was known to be the record or beneficial owner of more than 5% of the outstanding shares of the Schroder Fund:

--------------------------------------------------------------------------------
RECORD OR BENEFICIAL OWNER                PERCENTAGE OF OUTSTANDING SHARES OWNED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Other Matters. Schroders knows of no other business to be brought before the Meeting. However, if additional matters do arise, we will use our best judgment to vote on your behalf. If you object to our voting other matters on your behalf, please tell us so in writing before the meeting.

     Obtaining Information from the SEC. The Vanguard Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and must file certain reports and other information with the SEC.

     The proxy materials, reports and other information filed by the Schroder Trust and the Vanguard Trust can be inspected and copied at the public reference facilities maintained by the SEC located at 450 5th Street N.W., Washington, D.C. 20549 and 233 Broadway, New York, New York 10279. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

--------------------------------------------------------------------------------
SHAREHOLDERS  WHO DO NOT EXPECT TO BE PRESENT AT THE  MEETING ARE  REQUESTED  TO
DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE OR BY TELEPHONE. PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO UTILIZE THESE METHODS OF VOTING.
--------------------------------------------------------------------------------

                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ___, 2002, between Vanguard Whitehall Funds, a business trust formed under the laws of the State of Delaware with its principal place of business at P.O. Box 2600, Valley Forge, PA 19482 (the "Vanguard Trust"), on behalf of Vanguard International Explorer Fund, a series of the Vanguard Trust (the "Acquiring Fund"); Schroder Capital Funds (Delaware), a business trust formed under the laws of the State of Delaware with its principal place of business at 875 Third Avenue, 22nd Floor, New York, New York 10022 (the "Schroder Trust"), on behalf of the Schroder International Smaller Companies Fund, a series of the Schroder Trust (the "Selling Fund"); The Vanguard Group, Inc., a Pennsylvania corporation, with its principal place of business at P.O. Box 2600, Valley Forge, PA 19482 ("The Vanguard Group") (with respect to the provisions of Paragraphs 9.2 and 9.4 only); and Schroder Investment Management North America Inc., a ____ corporation, with its principal place of business at 875 Third Avenue, 22nd Floor, New York, New York 10022 ("Schroder Management") (with respect to the provisions of Paragraphs 9.2 and 9.3 only).

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Selling Fund (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for units of beneficial interest (the "Shares") of the Acquiring Fund (the "Acquiring Fund Shares"), (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date (as defined in paragraph 1.2 of this Agreement), of Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided in this Agreement, all upon the terms and conditions set out below.

     WHEREAS, the Vanguard Trust and the Schroder Trust are each registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the Acquiring Fund and the Selling Fund are authorized to issue shares of beneficial interest;

     WHEREAS, the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act), of the Vanguard Trust has determined with respect to the Acquiring Fund that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund and its shareholders;

     WHEREAS, the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined under the 1940 Act), of the Schroder Trust has determined with respect to the Selling Fund that the exchange of all the assets of, and certain identified liabilities of, the Selling Fund for Acquiring Fund Shares is in the best interests of the Selling Fund and its shareholders; and

     WHEREAS, The purpose and effect of the Reorganization is to change the form of organization of the Selling Fund from a series of Schroder Trust to a series of the Vanguard Trust. It is anticipated that the Reorganization will provide long-term benefits to the Selling Fund's shareholders by immediately reducing expenses and providing access to a larger, more diverse complex of funds, which can appeal to a broader spectrum of investors, and thus increase the size and efficiency of the fund and increase the likelihood of the realization of economies of scale.

     NOW THEREFORE, in consideration of the mutual promises contained in this Agreement, the Vanguard Trust and the Schroder Trust agree as follows:


                                    ARTICLE I

Transfer of Assets of the Selling Fund in Exchange for Acquiring Fund Shares and
--------------------------------------------------------------------------------
Assumption of Certain  Identified  Selling Fund Liabilities;  Liquidation of the
                                  Selling Fund
--------------------------------------------------------------------------------

     1.1 Subject to the terms and conditions set out in this Agreement and on the basis of the representations and warranties contained in this Agreement, the Schroder Trust agrees to transfer the Selling Fund's assets in the manner set out in paragraph 1.2 of this Agreement to the Acquiring Fund, and the Vanguard Trust agrees in exchange for such assets: (a) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the Selling Fund's net assets, computed in the manner and as of the time and date set out in paragraph 2.1 of this Agreement, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set out in paragraph 2.2 of this Agreement; and (b) to assume certain identified liabilities of the Selling Fund, as set out in paragraph 1.3 of this Agreement. Each of these transactions will take place at the closing provided for in paragraph 3.1 of this Agreement (the "Closing").

     1.2 The assets of the Selling Fund to be acquired by the Acquiring Fund will consist of all property of the Selling Fund including, without limitation, all cash, securities, commodities and futures interests, and dividend or interest receivables that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the closing date described in paragraph 3.1 of this Agreement (the "Closing Date").

     The Schroder Trust, on behalf of the Selling Fund, shall have provided on or before the date hereof the Vanguard Trust with (a) the financial statements of the Selling Fund as of and for its most recently completed fiscal year (the "Financial Statements"), and (b) a list of all of the Selling Fund's assets as of the date of execution of this Agreement. The Schroder Trust, on behalf of the Selling Fund, represents that as of the date of the execution of this Agreement no changes have occurred in its financial position as reflected in its Financial Statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Schroder Trust, on behalf of the Selling Fund, reserves the right to sell any of the Selling Fund's assets but will not, without the prior written approval of the Vanguard Trust, acquire any additional assets for the Selling Fund other than instruments of the type in which the Acquiring Fund is permitted to invest. The Schroder Trust, on behalf of the Selling Fund, will, within a reasonable time prior to the Closing Date, furnish the Vanguard Trust with a list of the assets, if any, on the Selling
Fund's list referred to in the first sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies and restrictions. In the event that the Selling Fund holds any assets that the Acquiring Fund may not hold, the Selling Fund will use its best efforts to dispose of such assets prior to the Closing Date.

     1.3 The Schroder Trust, on behalf of the Selling Fund, will seek to discharge all of the Selling Fund's known liabilities and obligations prior to the Closing Date, other than those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of the Selling Fund's business. Except as specifically provided in this paragraph 1.3, the Acquiring Fund will assume the liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund (as defined in paragraph 4.1(g)) prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1 of this Agreement), in accordance with generally accepted accounting principles consistently applied from the prior audited period (hereinafter the "Liabilities"). The Acquiring Fund will assume only those Liabilities of the Selling Fund reflected in the Statement of Assets and Liabilities and will not, except as specifically provided in this paragraph 1.3, assume any other contingent, unknown, or unaccrued liabilities, all of which will remain the obligation of the Selling Fund.

     1.4 As provided in paragraph 3.4 of this Agreement, as soon after the Closing Date as is practicable (the "Liquidation Date"), the Selling Fund will liquidate and distribute on a proportionate basis to the Selling Fund's shareholders of record determined as of the close of business on the Closing Date (the "Selling Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1 of this Agreement. This liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders representing the respective proportionate number of Acquiring Fund Shares due those shareholders. All issued and outstanding Shares of the Selling Fund ("Selling Fund Shares") will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund will not issue certificates representing the Acquiring Fund's Shares in connection with the exchange of Acquiring Fund Shares for shares of the Selling Fund.

     1.5 After the Reorganization, ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

     1.6 After  distribution  of the Acquiring Fund Shares pursuant to paragraph
1.4 of this Agreement, the Selling Fund will be liquidated promptly and terminated as a series of the Schroder Trust ("Termination Date"). In addition, the Schroder Trust will as soon as practicable after the Termination Date take all other actions in connection with the termination of the Selling Fund as required by applicable law.

     1.7 Any reporting responsibility of the Selling Fund to any public authority is and will remain the responsibility of the Selling Fund up to and including the Closing Date and the Termination Date.

     1.8 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of Selling Fund Shares on the books of the Selling Fund as of that time will, as a condition of the issuance and transfer, be paid by the person to whom the Acquiring Fund Shares are to be issued and transferred.


                                   ARTICLE II

                                    Valuation
                                    ---------

     2.1 The value of the Selling Fund's assets to be acquired under this Agreement will be the value of the assets computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (the time and date being referred to as the "Valuation Date" for purposes of this Agreement), using the valuation procedures set out in the Selling Fund's then-current prospectus and/or statement of additional information.

     2.2 The net asset value of the Acquiring Fund Shares will be the net asset value per share computed as of the Valuation Date, using the valuation procedures set out in the Acquiring Fund's then-current prospectus and/or statement of additional information.

     2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's net assets will be determined by dividing the value of the net assets of the Selling Fund determined using the same valuation procedures referred to in paragraph 2.1 of this Agreement by the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2 of this Agreement.

     2.4 All computations of value will be made in accordance with the regular practices of the Vanguard Trust, subject to this Article II.


                                   ARTICLE III

                            Closing and Closing Date
                            ------------------------

     3.1 The Closing Date for the Reorganization will be _________, 2002, or such other date agreed to in writing by the Vanguard Trust and the Schroder Trust. All acts taking place at the Closing will be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing will be held as of 4:00 p.m., at the offices of the Vanguard Trust, 100 Vanguard Blvd., Malvern, PA 19355, or at such other time and/or place agreed to by the Vanguard Trust and the Schroder Trust.

     3.2 The custodian for the Acquiring Fund (the "Custodian") will deliver at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund prior to or on the Closing Date, and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

     3.3 In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund is closed to trading or trading on the market is restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Acquiring

Fund or the Selling Fund is impracticable, the Closing Date will be postponed until the first business day after the day when normal trading has fully resumed and reporting has been restored.

     3.4 The Schroder Trust, on behalf of the Selling Fund, will deliver at the Closing a list of the names and addresses of the Selling Fund Shareholders and the number of outstanding Selling Fund Shares owned by each such shareholder immediately prior to the Closing or provide evidence that the information has been provided to the Acquiring Fund's transfer agent. The Vanguard Trust, on behalf of the Acquiring Fund, will issue and deliver a confirmation evidencing that the Acquiring Fund Shares have been credited to the Selling Fund's account on the Closing Date to the Secretary of the Schroder Trust or provide evidence satisfactory to the Schroder Trust that the Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party to this Agreement will deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.


                                   ARTICLE IV

                         Representations and Warranties
                         ------------------------------

     4.1 The Schroder Trust, on behalf of the Selling Fund, represents and warrants to the Vanguard Trust as follows:

          (a) The Selling Fund is an investment series of the Schroder Trust, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware;

          (b) The Schroder Trust is a registered open-end management investment company and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect;

          (c) The Schroder Trust is not, and the execution, delivery, and performance of this Agreement (subject to approval of the Selling Fund Shareholders) will not result, in a violation of any provision of its

     Declaration of Trust or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Schroder Trust on behalf of itself or on behalf of the Selling Fund is a party or by which its property is bound;

          (d) The Schroder Trust will turn over all of the books and records relating to the Selling Fund (including all books and records required to be maintained under the 1940 Act and the Code and the rules and regulations under the 1940 Act and the Code) to the Vanguard Trust at the Closing;

          (e) The Schroder Trust has no contracts or other commitments (other than this Agreement) with respect to the Selling Fund that will be terminated with liability to the Schroder Trust prior to the Closing Date;

          (f) Except as previously disclosed in writing to and accepted by the Vanguard Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending, or to the Schroder Trust's knowledge, threatened against the Schroder Trust in connection with the Selling Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect the Schroder Trust's financial condition or the conduct of its business. The Schroder Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or the business of the Selling Fund or the Schroder Trust's ability to consummate the transactions contemplated by this Agreement;

          (g) The statements of assets and liabilities of the Schroder Trust relating to the Selling Fund for the period beginning with commencement of the Selling Fund and ending on [Date] have been audited by
     PricewaterhouseCoopers LLP, certified public accountants, and are in accordance with generally accepted accounting principles consistently applied, and those statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such dates, and no known contingent liabilities of the Selling Fund exist as of such dates that are not disclosed in those statements;

          (h) Since [Date], no material adverse change has occurred in the Selling Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted by the Vanguard Trust. For the purposes of this subparagraph (h), a decline in net asset value per share or the total assets of the Selling Fund in the ordinary course of business does not constitute a material adverse change;

          (i) At the Closing Date, all federal and other tax returns and other reports or filings with respect to the Selling Fund required by law to have been filed by the Closing Date will have been filed (including, without limitation, tax returns for the Selling Fund's fiscal year ended October 31, 2001), and all federal and other taxes will have been paid so far as due, or provision will have been made for the payment of those taxes and, to the best of the Schroder Trust's knowledge, no such tax return is currently under audit and no assessment has been asserted with respect to such a return;

          (j) For each of its prior fiscal years of operation and for each subsequent quarter end of the current fiscal year, the Schroder Trust has met the requirements of Subchapter M of the Code for qualification and treatment of the Selling Fund as a regulated investment company; and all of the Selling Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

          (k) At the date of this Agreement, all issued and outstanding Selling Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding Selling Fund Shares will, at the time of Closing, be held by the persons and in the amounts set out in the records of the Schroder Trust's transfer agent as provided in paragraph 3.4 of this Agreement. The Schroder Trust does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Selling Fund's Shares, nor is any security convertible into any of the Selling Fund's shares currently outstanding;

          (l) At the Closing Date, the Schroder Trust will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 of this Agreement, and full right, power and authority to sell, assign, transfer and deliver the assets under the terms and conditions of this Agreement and, upon delivery and payment for the assets, the Acquiring Fund will acquire good and marketable title to them, subject to no restrictions on the full transfer of the assets, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed to the Vanguard Trust;

          (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Schroder Trust's Board of Trustees and, subject to the approval of the Selling Fund Shareholders, this Agreement will constitute a valid and binding obligation of the Schroder Trust, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Schroder Trust for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated by this Agreement will be accurate and complete in all material respects and will comply in all material respects with federal securities and other laws and regulations under those laws applicable to those transactions;

          (o) The proxy statement of the Selling Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.7 of this Agreement (insofar as it relates to the Selling Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated in the Proxy Statement or necessary to make the statements in the Proxy Statement, in light of the circumstances under which the statements were made, not materially misleading; and

          (p) The current prospectus and statement of additional information filed with the Commission as part of the Schroder Trust's registration statement on Form N-1A, insofar as they relate to the Selling Fund, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated in that registration statement or necessary to make the statements in the registration statement, in light of the circumstances under which they were made, not misleading.

     4.2 The Vanguard Trust, on behalf of the Acquiring Fund, represents and warrants to the Schroder Trust as follows:

          (a) The Acquiring Fund is an investment series of a business trust, duly organized, validly existing and in good standing under the laws of the State of Delaware;

          (b) The Vanguard Trust is a registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

          (c) The current prospectus and statement of additional information filed as part of the Vanguard Trust's registration statement on Form N-1A, which will become effective prior to the Closing Date, insofar as they relate to the Acquiring Fund (the "Vanguard Trust Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated in the Vanguard Trust Registration Statement or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (d) The Vanguard Trust is not, and the execution, delivery and performance of this Agreement will not result, in a violation of its Declaration of Trust or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Vanguard Trust on behalf of itself or on behalf of the Acquiring Fund is a party or by which it is bound;

          (e) Except as previously disclosed in writing to and accepted by the Schroder Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Vanguard Trust's knowledge, threatened against the Vanguard Trust in connection with the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect the Vanguard Trust's financial condition or the conduct of its business. The Vanguard Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or the business of the Acquiring Fund or the Vanguard Trust's ability to consummate the transactions contemplated in this Agreement;

          (f) Since the inception of the Acquiring Fund, no material adverse change has occurred with respect to the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted by the Schroder Trust. For the purposes of this subparagraph (f), a decline in net asset value per share or the total assets of the Acquiring Fund in the ordinary course of business does not constitute a material adverse change;

          (g) At the Closing Date, all federal and other tax returns and reports with respect to the Acquiring Fund required by law to have been filed by the Closing Date will have been filed, and all federal and other taxes will have been paid so far as due, or provision will have been made for the payment of those taxes;

          (h) The Vanguard Trust intends to meet the requirements of Subchapter M of the Code for qualification and treatment of the Acquiring Fund as a regulated investment company in the future;

          (i) At the date of this Agreement, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, with no personal liability attaching to the ownership of those shares. The Vanguard Trust does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is any security convertible into any Acquiring Fund Shares currently outstanding;

          (j) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions, if any, of the Vanguard Trust's Board of Trustees, and this Agreement will constitute a valid and binding obligation of the Vanguard Trust enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, under the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership of those shares;

          (l) The information to be furnished by the Vanguard Trust for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated in this Agreement will be accurate and complete in all material respects and will comply in all material respects with federal securities and other laws and regulations applicable to those transactions;

          (m) The Registration Statement referred to in paragraph 5.7 of this Agreement and the Proxy Statement to be included in the Registration
     Statement (insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated in the Proxy Statement or necessary to make the statements in the Proxy Statement, in light of the circumstances under which such statements were made, not materially misleading; and

          (n) The Vanguard Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act as it may deem appropriate in order to continue the operations of the Acquiring Fund after the Closing Date.


                                    ARTICLE V

              Covenants of the Acquiring Fund and the Selling Fund
              ----------------------------------------------------

     5.1 The Vanguard Trust will operate the business of the Acquiring Fund, and the Schroder Trust will operate the business of the Selling Fund, in the ordinary course between the date of this Agreement and the Closing Date. The Vanguard Trust and the Schroder Trust agree for purposes of this Agreement that the declaration and payment of customary dividends and distributions will be considered to have been paid in the ordinary course of business.

     5.2 The Schroder Trust, on behalf of the Selling Fund, will call a meeting of its shareholders to consider and act upon this Agreement and to take all other actions in coordination with the Vanguard Trust necessary to obtain approval of the transactions contemplated by this Agreement.

     5.3 The Schroder Trust, on behalf of the Selling Fund, covenants that the Acquiring Fund Shares to be issued under this Agreement are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

     5.4 The Schroder Trust, on behalf of the Selling Fund, will assist the Vanguard Trust in obtaining all information on record with the Selling Fund's transfer agent that the Vanguard Trust reasonably requests concerning the beneficial ownership of the Selling Fund's Shares.

     5.5 Subject to the provisions of this Agreement, the Vanguard Trust and the Schroder Trust each will take, or cause to be taken, all action, and do, or cause to be done, all actions reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 Prior to the Closing Date, the Schroder Trust will furnish to the Vanguard Trust copies of the tax returns for the Selling Fund which were filed on its behalf for its immediately preceding five taxable years, together with certification by the Selling Fund's President and Treasurer that, to the best of their knowledge, they are correct and complete insofar as relevant to the determination of earnings and profits of the Selling Fund for such time period.

     5.7 The Schroder Trust, on behalf of the Selling Fund, will provide the Vanguard Trust with information reasonably necessary for the preparation of a prospectus (the "Prospectus") that will include the Proxy Statement referred to in paragraphs 4.1(o) and 4.2(m) of this Agreement, all to be included in a registration statement on Form N-14 of the Vanguard Trust (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act in connection with the meeting of the Selling Fund's shareholders to consider approval of this Agreement and the transactions contemplated by this Agreement.

     5.8 As promptly as practicable, but in any case within thirty days of the Closing Date, the Schroder Trust, on behalf of the Selling Fund, will furnish the Vanguard Trust with a statement containing information required for purposes of complying with Rule 24f-2 under the 1940 Act. A notice pursuant to Rule 24f-2 will be filed by the Acquiring Fund offsetting redemptions by the Selling Fund during the fiscal year ending on or after the Closing Date against sales of the Acquiring Fund Shares; and the Schroder Trust agrees that it will not net redemptions during that period by the Selling Fund against sales of shares of any other series of the Schroder Trust.

     5.9 As promptly as practicable, but in any case within the period required by applicable law or regulation, the Schroder Trust, on behalf of the Selling Fund, will file all federal and other tax returns and other reports or filings with respect to the Selling Fund required by applicable law or regulation to be filed.


                                   ARTICLE VI

          Conditions Precedent to the Obligations of the Schroder Trust
          -------------------------------------------------------------

     The obligations of the Schroder Trust to consummate the transactions provided for in this Agreement will be subject, at its election, to the performance by the Vanguard Trust of all obligations to be performed by it under this Agreement on or before the Closing Date and, in addition to those obligations to the following specific conditions:

     6.1 All representations and warranties of the Vanguard Trust contained in this Agreement will be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 The Vanguard Trust will have delivered to the Schroder Trust a certificate executed in its name by its Chief Executive Officer, President or Vice President and its Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Schroder Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Vanguard Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Schroder Trust may reasonably request.

     6.3 The Schroder Trust will have received on the Closing Date a favorable opinion from Morgan, Lewis & Bockius, LLP, counsel to the Vanguard Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Schroder Trust, covering the following points:

     (a) the Acquiring Fund is a separate series of the Vanguard Trust, a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and the Vanguard Trust has the corporate power to own all of the Acquiring Fund's properties and assets and to carry on the Acquiring Fund's business as presently conducted;

     (b) the Vanguard Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, the Fund's registration with the Commission as an investment company under the 1940 Act is in force and effect with respect to the Acquiring Fund;

     (c) this Agreement has been duly authorized, executed and delivered by the Vanguard Trust and, assuming that the Prospectus, Registration Statement and Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those laws and, assuming due authorization, execution and delivery of the Agreement by the Schroder Trust, is a valid and binding obligation of the Vanguard Trust enforceable against the Vanguard Trust in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

     (d) the Acquiring Fund Shares to be issued to the Selling Fund's shareholders as provided by this Agreement are duly authorized and upon delivery will be validly issued and outstanding and are fully paid and non-assessable with no personal liability attaching to ownership of the Shares, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect of the Shares;

     (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Vanguard Trust's Declaration of Trust or in a material violation of any provision of any agreement relating to the Acquiring Fund (known to such counsel) to which the Vanguard Trust is a party or by which it or its properties are bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Vanguard Trust is a party or by which it or its properties are bound;

     (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or State of Delaware is required for the consummation by the Vanguard Trust of the actions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act;

     (g) the descriptions in the Proxy Statement, insofar as they relate to the Vanguard Trust, the Acquiring Fund, or The Vanguard Group of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States, and contracts and other documents, if any, are accurate in all material respects and fairly present the information required to be shown;

     (h) such counsel does not know of any legal, administrative or governmental proceedings, investigation, order, decree or judgment of any court or governmental body, insofar as they relate to the Vanguard Trust or the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date, which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement that are not described and filed as required; and

     (i) the Vanguard Trust Registration Statement is effective under the 1933 Act and the 1940 Act and no stop-order suspending its effectiveness or order pursuant to section 8(e) of the 1940 Act has been issued.

     Counsel also will state that they have participated in conferences with officers and other representatives of the Vanguard Trust at which the contents of the Proxy Statement, the Vanguard Trust Registration Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement and the Vanguard Trust Registration Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing information (relying as to materiality upon the opinions of officers and other representatives of the Vanguard Trust), they do not believe that the Proxy Statement and the Vanguard Trust Registration Statement as of their respective dates, as of the date of the Selling Fund's shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated in the Proxy Statement and the Vanguard Trust Registration Statement or necessary to make the statements in the Proxy Statement and the Vanguard Trust Registration Statement in the light of the circumstances under which they were made not misleading.

     The opinion may state that counsel does not express any opinion or belief as to the Financial Statements or other financial data, or as to the information relating to the Schroder Trust or the Selling Fund, contained in the Proxy Statement, Registration Statement or the Vanguard Trust Registration Statement, and that the opinion is solely for the benefit of the Schroder Trust and its directors and officers. Such counsel may rely as to matters governed by the laws of the State of Delaware on an opinion of local counsel and/or certificates of officers or directors of the Acquiring Fund. The opinion also will include such other matters incident to the transaction contemplated by this Agreement, as the Schroder Trust may reasonably request.

     In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments to the Proxy Statement or to any documents incorporated by reference in the Proxy Statement.


                                   ARTICLE VII

          Conditions Precedent to the Obligations of the Vanguard Trust
          -------------------------------------------------------------

     The obligations of the Vanguard Trust to complete the transactions provided for in this Agreement will be subject, at its election, to the performance by the Schroder Trust of all the obligations to be performed by it under this Agreement on or before the Closing Date and, in addition to those obligations, the following conditions:

     7.1 All representations and warranties of the Schroder Trust contained in this Agreement will be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 The Schroder Trust will have delivered to the Vanguard Trust a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs (and, if different from tax costs, book costs) of those securities by lot and the holding periods of the securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Schroder Trust;

     7.3 The Schroder Trust will have delivered to the Vanguard Trust on the Closing Date a certificate executed in its name, and on behalf of the Selling Fund, by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Vanguard Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Schroder Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Vanguard Trust shall reasonably request; and

     7.4 The Vanguard Trust will have received on the Closing Date a favorable opinion of Ropes & Gray, counsel to the Schroder Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Vanguard Trust, covering the following points:

     (a) the Selling Fund is a separate investment series of the Schroder Trust, a business trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware and the Schroder Trust has the corporate power to own all of the Selling Fund's properties and assets and to carry on the Selling Fund's business as presently conducted;

     (b) the Schroder Trust is registered as an investment company under the 1940 Act and, to such counsel's knowledge, the Schroder Trust's registration with the Commission as an investment company under the 1940 Act is in force and effect with respect to the Selling Fund;

     (c) this Agreement has been duly authorized, executed and delivered by the Schroder Trust and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those laws and, assuming due authorization, execution and delivery of the Agreement by the Vanguard Trust, is a valid and binding obligation of the Schroder Trust enforceable against the Schroder Trust in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors, rights generally and to general equity principles;

     (d) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, result in a violation of the Schroder Trust's Declaration of Trust or a material violation of any provision of any agreement (known to such counsel) to which the Schroder Trust is a party or by which it or its properties are bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the Schroder Trust is a party or by which it or its properties are bound;

     (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or State of Delaware is required for the consummation by the Schroder Trust of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act;

     (f) counsel does not know of any legal, administrative or governmental proceedings, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Schroder Trust or its respective assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date, which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement that are not described and filed as required or that materially and adversely affect the Selling Fund's business.

     The opinion may state that counsel does not express any opinion or belief as to the Financial Statements or other financial data, or as to the information relating to the Vanguard Trust or the Acquiring Fund, contained in the Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Vanguard Trust and its directors and officers. The opinion also will include such other matters incident to the transaction contemplated by this Agreement as the Fund may reasonably request.

     In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of the Proxy Statement and not to any exhibits or attachments to the Proxy Statement or to any documents incorporated by reference in the Proxy Statement.

     7.5 The Vanguard Trust will have received on the Closing Date a favorable opinion of the General Counsel of Schroder Fund Advisors Inc. ("SFA") and Secretary to the Schroder Trust (the "Schroder Officer"), dated as of the Closing Date, in a form reasonably satisfactory to the Vanguard Trust, that the description of the Schroder Trust, the Selling Fund, and Schroder Management in the Proxy Statement is accurate in all material respects and fairly present the information required to be shown.

     The Schroder Officer also will state that such person has participated in conferences with officers and other representatives of the Schroder Trust at which the contents of the Proxy Statement and related matters were discussed and, although such person is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement (except to the extent indicated in this paragraph 7.5), on the basis of the foregoing information (relying as to materiality to a large extent upon the opinions of officers and other representatives of the Schroder Trust), she does not believe that the Proxy Statement as of its date, as of the date of the Selling Fund's shareholder meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated in the Proxy Statement regarding the Selling Fund or necessary in the light of the circumstances under which they were made, to make the statements in the Proxy Statement regarding the Selling Fund not misleading. The opinion referred to in this paragraph 7.5 shall be given by the Schroder Officer solely in her capacity as an officer of SFA and the Schroder Trust, and not personally.

     In this paragraph 7.5, references to the Proxy Statement include and relate only to the text of the Proxy Statement and not to any exhibits or attachments to the Proxy Statement or to any documents incorporated by reference in the Proxy Statement.

     7.6 The Vanguard Trust will have received from PricewaterhouseCoopers LLP a letter addressed to the Vanguard Trust dated as of the effective date of the Registration Statement in form and substance satisfactory to the Vanguard Trust, to the effect that:

     (a) they are independent public accountants with respect to the Schroder Trust within the meaning of the 1933 Act and the applicable regulations under the 1933 Act;

     (b) in their opinion, the Financial Statements and Financial Highlights of the Selling Fund included or incorporated by reference in the Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the rules and regulations under the 1933 Act; and

     (c) on the basis of limited procedures agreed upon by the Vanguard Trust and the Schroder Trust and described in the letter (but not an examination in accordance with generally accepted auditing standards), the specified information relating to the Selling Fund appearing in the Registration Statement and the Proxy Statement has been obtained from the accounting records of the Selling Fund or from schedules prepared by officers of the Schroder Trust having responsibility for financial and reporting matters and the information is in agreement with these records, schedules or computations made from those documents.

     7.7 The Schroder Trust will have delivered to the Vanguard Trust copies of Financial Statements of the Selling Fund as of and for its most recently completed fiscal year.

     7.8 The Vanguard Trust shall have received from PricewaterhouseCoopers LLP a letter addressed both to the Vanguard Trust and the Schroder Trust, dated as of the Closing Date, stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.6(c).


                                  ARTICLE VIII

                 Further Conditions Precedent to Obligations of
                    the Acquiring Fund and the Selling Fund
              ----------------------------------------------------

     8.1 The Agreement and the transactions contemplated in the Agreement will have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Schroder Trust's Declaration of Trust and applicable law and certified copies of the votes evidencing the approval will have been delivered to the Acquiring Fund.

     8.2 On the Closing Date, no action, suit or other proceeding will be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated by this Agreement. On the Closing Date, the Commission will not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding will be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated by this Agreement.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including no-action positions of and exemptive orders from federal and state authorities) deemed necessary by the Vanguard Trust or the Schroder Trust to permit consummation, in all material respects, of the transactions contemplated by this Agreement will have been obtained, except if the failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either the Vanguard Trust or the Schroder Trust may for itself waive any of the conditions in this paragraph 8.3.

     8.4 The Vanguard Trust Registration Statement and the Registration Statement will each have become effective under the 1933 Act and no stop orders suspending the effectiveness of the Vanguard Trust Registration Statement and the Registration Statement will have been issued and, to the best knowledge of the Vanguard Trust or the Schroder Trust, no investigation or proceeding for that purpose will have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The parties will have received a favorable opinion of Morgan, Lewis & Bockius, LLP,, addressed to, and in form and substance satisfactory to the Schroder Trust substantially to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and based upon customary certificates with respect to matters of fact from the officers of the Schroder Trust and the Vanguard Trust, that for federal income tax purposes:

     (a) the transfer of all or substantially all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund are each a "party to a reorganization" within the meaning of
Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Selling Fund; however, no opinion will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income; (c) no gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Selling Fund or upon the distribution of the Acquiring Fund Shares to the Selling Fund's shareholders in exchange for their shares of the Selling Fund; (d) no gain or loss will be recognized by shareholders of the Selling Fund upon the exchange of their Selling Fund Shares for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Selling Fund; (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Selling Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund Shares held by the shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund shareholder will include the period during which the Selling Fund Shares exchanged for the Acquiring Fund Shares were held by the shareholder (provided that the Selling Fund Shares were held as capital assets on the date of the Reorganization); and
(f) the tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of the assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Notwithstanding anything in this Agreement to the contrary, neither the Vanguard Trust nor the Schroder Trust may waive the conditions set out in this paragraph 8.5.

                                   ARTICLE IX

                  Brokerage Fees and Expenses; Other Agreements
                  ---------------------------------------------

     9.1 The Vanguard Trust represents and warrants to the Schroder Trust, and the Schroder Trust represents and warrants to the Vanguard Trust, that no brokers or finders or other entities are entitled to receive any payments in connection with the transactions provided for in this Agreement.

     9.2 The Vanguard Group, the Schroder Trust and Schroder Management shall each bear the fees, costs, and expenses incurred in connection with the transactions contemplated by this Agreement in the manner set forth in the Fund Sponsorship Agreement, dated February 4, 2002, to which The Vanguard Group and Schroder Management are parties; provided, however, that (i) the Acquiring Fund shall bear the fees, costs, and expenses of PricewaterhouseCoopers LLP in performing the audit of the financial statements of the Selling Fund and the Acquiring Fund for the fiscal year ending October 31, 2002, and (ii) the fees, costs, and expenses of PricewaterhouseCoopers LLP in performing the limited procedures and issuing the related letter pursuant to paragraphs 7.6 and 7.8 (the "Limited Procedures Expenses") shall be shared equally by The Vanguard Group and the Schroder Trust.

     9.3 (a) Schroder Management will indemnify and hold harmless the Vanguard Trust, the Acquiring Fund, The Vanguard Group, their directors, officers, employees, and affiliates (each, a "Vanguard Indemnified Party"), from and against any and all damages, costs and expenses (including reasonable attorney's fees and costs) incurred by any of them as a result of any breach or failure of the Schroder Trust's representations or warranties under this Agreement, or as a result of any willful misconduct or gross negligence by the Schroder Trust in the performance (or failure to perform) of the Schroder Trust's obligations under this Agreement.

     (b) Schroder Management's agreement to indemnify a Vanguard Indemnified Party pursuant to this paragraph 9.3 is expressly conditioned upon Schroder Management's being promptly notified of any action or claim brought against any Vanguard Indemnified Party after that party receives notice of the action. The failure of a Vanguard Indemnified Party to notify Schroder Management will not relieve Schroder Management from any liability that Schroder Management may have otherwise than on account of this indemnification agreement.

     (c) In case any action or claim is brought against any Vanguard Indemnified Party and that party timely notifies Schroder Management of the commencement of the action or claim, Schroder Management will be entitled to participate in and, to the extent that it wishes to do so, to assume the defense of the action or claim with counsel satisfactory to it. If Schroder Management decides to assume the defense of the action, Schroder Management will not be liable to the Vanguard Indemnified Party for any legal or other expenses subsequently incurred by the Vanguard Indemnified Party in connection with the defense of the action or claim other than: (i) reasonable costs of investigation or the furnishing of documents or witnesses and (ii) all reasonable fees and expenses of separate counsel to the Vanguard Indemnified Party if the Vanguard Indemnified Party has concluded reasonably that representation of Schroder Management and the Vanguard Indemnified Party would be inappropriate as a result of actual or potential differing interests between them in the conduct of the defense of such action.

     9.4 (a) The Vanguard Group will indemnify and hold harmless the Schroder Trust, the Selling Fund, Schroder Management, their directors, officers, employees and affiliates (each, a "Schroder Indemnified Party") from and against any and all damages (including reasonable attorney's fees and costs) incurred by any of them as a result of any breach or failure of the Vanguard Trust's representations or warranties under this Agreement, or as a result of any willful misconduct or gross negligence by the Vanguard Trust in the performance (or failure to perform) of the Vanguard Trust's obligations under this Agreement.

     (b) The Vanguard Group's agreement to indemnify a Schroder Indemnified Party pursuant to this paragraph 9.4 is expressly conditioned upon The Vanguard Group's being promptly notified of any action or claim brought against any Schroder Indemnified Party after that party receives notice of the action. The failure of a Schroder Indemnified Party to notify The Vanguard Group will not relieve The Vanguard Group from any liability that The Vanguard Group may have otherwise than on account of this indemnification agreement.

     (c) In case any action or claim is brought against any Schroder Indemnified Party and that party timely notifies The Vanguard Group of the commencement of the action or claim, The Vanguard Group will be entitled to participate in and, to the extent that it wishes to do so, to assume the defense of the action or claim with counsel satisfactory to it. If The Vanguard Group decides to assume the defense of the action, The Vanguard Group will not be liable to the Schroder Indemnified Party for any legal or other expenses subsequently incurred by the Schroder Indemnified Party in connection with the defense of the action or claim other than: (i) reasonable costs of investigation or the furnishing of documents or witnesses and (ii) all reasonable fees and expenses of separate counsel to the Schroder Indemnified Party if the Schroder Indemnified Party has concluded reasonably that representation of The Vanguard Group and the Schroder Indemnified Party would be inappropriate as a result of actual or potential differing interest between them in the conduct of the defense as a result of the action.


                                    ARTICLE X

     Entire Agreement; Survival of Representations, Warranties and Covenants
     -----------------------------------------------------------------------

     10.1 The Vanguard Trust and the Schroder Trust agree that neither of them has made any representation, warranty or covenant not set forth in this Agreement and that this Agreement represents the entire agreement among them.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered in accordance with its terms will survive the consummation of the transactions contemplated under this Agreement.

                                   ARTICLE XI

                                   Termination
                                   -----------

     11.1 This Agreement may be terminated at any time at or prior to the Closing Date by: (i) mutual agreement of the Schroder Trust and the Vanguard Trust; (ii) the Schroder Trust, in the event the Vanguard Trust has, or the Vanguard Trust in the event the Schroder Trust has, materially breached any representation, warranty or agreement contained in this Agreement to be performed at or prior to the Closing Date; or (iii) the Schroder Trust, or the Vanguard Trust in the event a condition included in this Agreement expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, the Vanguard Trust or the Schroder Trust, or their respective directors or officers, will not be liable to the other party or parties.


                                   ARTICLE XII

                                   Amendments
                                   ----------

     This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Vanguard Trust and the Schroder Trust; provided, however, that following the meeting of the Selling Fund's shareholders called pursuant to paragraph 5.2 of this Agreement, no amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund's Shareholders under this Agreement to the detriment of the shareholders without their further approval.


                                  ARTICLE XIII

                                     Notices
                                     -------

     13.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement will be in writing and given by prepaid telegraph, telecopy, or certified mail as follows:

              If to the Vanguard Trust, at:

              Vanguard Whitehall Funds
              P.O. Box 2600
              Valley Forge, PA 19482
              Attention:  Joel M. Dickson
              Telephone: 610-669-5846
              Facsimile:  610-503-5855

              With a copy to:

              Morgan, Lewis & Bockius LLP
              1701 Market Street
              Philadelphia, PA 19103-2921
              Attention: Timothy W. Levin, Esq.
              Telephone: 215-963-5037
              Facsimile: 215-963-5299

              If to the Schroder Trust, at:

              Schroder Capital Funds (Delaware)
              875 Third Avenue
              22nd Floor
              New York, New York 10022
              Attention: Catherine A. Mazza
              Telephone: 212-641-3889
              Facsimile: 212-641-3897

              With a copy to:
              Ropes & Gray
              One International Place
              Boston, MA 02110
              Attention: Timothy W. Diggins, Esq.
              Telephone: 617-951-7389
              Facsimile: 617-951-7050


                                   ARTICLE XIV

   Headings; Counterparts; Governing Law; Assignment; Limitation of Liability
   --------------------------------------------------------------------------

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and will not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which will be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws (without giving effect to the conflicts-of-law principles thereof) of the Commonwealth of Pennsylvania.

     14.4 This Agreement will bind and inure to the benefit of the parties to the Agreement and their respective successors and assigns, but no assignment or transfer of the Agreement or of any rights or obligations under the Agreement may be made by either party without the written consent of the other party.

Nothing expressed or implied in this Agreement is intended or may be construed to confer upon or give any person, firm or corporation, other than the parties to the Agreement and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 The Schroder Trust is executing this Agreement solely on behalf of the Selling Fund. References to the "Schroder Trust" shall be construed to refer solely to the Schroder Trust acting on behalf of the Selling Fund, and no liability shall accrue to the Schroder Trust generally or to any other fund in respect of this Agreement or any of the obligations hereunder, and each of the parties will look only to the assets of the Selling Fund for satisfaction of any obligation or liability arising under or in respect of this Agreement.

     Notice is hereby given that this instrument is executed on behalf of the Trustees of the Schroder Trust as Trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Selling Fund.

     14.6 The Vanguard Trust is executing this Agreement solely on behalf of the Acquiring Fund. References to the "Vanguard Trust" shall be construed to refer solely to the Vanguard Trust acting on behalf of the Acquiring Fund, and no liability shall accrue to the Vanguard Trust generally or to any other fund in respect of this Agreement or any of the obligations hereunder, and each of the parties will look only to the assets of the Acquiring Fund for satisfaction of any obligation or liability arising under or in respect of this Agreement.

     Notice is hereby given that this instrument is executed on behalf of the Trustees of the Vanguard Trust as Trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Acquiring Fund.


                                    * * * * *

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement and Plan of Reorganization to be executed as of the date first set forth herein.


SCHRODER CAPITAL FUNDS (DELAWARE)           VANGUARD WHITEHALL FUNDS


-----------------------------------         ------------------------------------
Signature             Date                  Signature                 Date

-----------------------------------         ------------------------------------
Print Name            Title                 Print Name                Title



SCHRODER INVESTMENT MANAGEMENT              THE VANGUARD GROUP (as to the
NORTH AMERICA INC. (as to the               provisions of provisions of
Paragraphs 9.2 and 9.3 only)                Paragraphs 9.2 and 9.4 only)

-----------------------------------         ------------------------------------
Signature             Date                  Signature                 Date

-----------------------------------         ------------------------------------
Print Name            Title                 Print Name                Title

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                    PROXY SOLICITED BY THE BOARD OF TRUSTEES
               PROXY FOR MEETING OF SHAREHOLDERS ON JUNE 18, 2002

The undersigned hereby appoints Barbara Gottlieb,  Catherine A. Mazza, and Carin
F. Muhlbaum, and each of them separately, proxies, with power of substitution to each, and hereby authorizes them, or any of them, to represent and to vote, as designated below, at the Meeting of Shareholders (the "Meeting") of Schroder International Smaller Companies Fund (the "Fund"), a series of Schroder Capital Funds (Delaware) (the "Trust"), to be held at the offices of the Trust, 875 Third Avenue, 22nd Floor, New York, New York 10022 on June 18, 2002, at 10:00 a.m. (Eastern Time), and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER SIGNING BELOW. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.

TO VOTE BY MAIL, PLEASE VOTE, SIGN, DATE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

Note: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please sign in full corporate name, and indicate the signer's office. If a partner, sign in the partnership name.



 Proposal 1.       Approval of the reorganization of Schroder International
                   Smaller Companies Fund into Vanguard International
                   Explorer Fund.



                   [    ] For            [    ] Against           [    ] Abstain



                                     -------------------------------------------
                                            Signature of Shareholder


                                     -------------------------------------------
                                            Signature (Joint Owner)

                                     PART B

                           VANGUARD(R) WHITEHALL FUNDS
                                  (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION


                                MAY ______, 2002




     This Statement is not a prospectus but provides additional information with respect to the following:


     A proposal to reorganize Schroder International Smaller Companies Fund (Schroder Fund), a series of Schroder Capital Funds (Delaware), a Delaware business trust (Schroder Trust), into Vanguard International Explorer Fund, a series of the Trust, as further described in the related combined prospectus/proxy statement, dated May ______, 2002 (Schroder Proxy).

     A proposal to reorganize Provident Investment Counsel Mid Cap Fund A (Provident Fund), a series of PIC Investment Trust, a Delaware business trust (Provident Trust), into Vanguard Mid-Cap Growth Fund, a series of the Trust, as further described in a separately filed combined prospectus/proxy statement (Provident Proxy).

     This Statement contains information that may be of interest to shareholders of the Schroder Fund or the Provident Fund but which is not included in the Schroder Proxy or the Provident Proxy. This Statement should be readin conjunction with the Schroder Proxy and the Provident Proxy (each, a Proxy, and collectively, the Proxies), which may be obtained without charge by calling:


                                 Schroder Proxy
                Schroder Investment Management North America Inc.
                                  800-464-3108

                                 Provident Proxy
                       Provident Investment Counsel, Inc.
                                  800-618-7643



                        INVESTOR INFORMATION DEPARTMENT:

                                 1-800-662-7447


                                TABLE OF CONTENTS

                                                                 PAGE
DESCRIPTION OF THE TRUST.........................................B-2
INVESTMENT POLICIES..............................................B-3
INVESTMENT LIMITATIONS...........................................B-9
YIELD AND TOTAL RETURN...........................................B-12
SHARE PRICE......................................................B-16
PURCHASE OF SHARES...............................................B-16
REDEMPTION OF SHARES.............................................B-16
MANAGEMENT OF THE FUNDS..........................................B-17
INVESTMENT ADVISORY SERVICES.....................................B-18
PORTFOLIO TRANSACTIONS...........................................B-20
FINANCIAL STATEMENTS.............................................B-20
COMPARATIVE INDEXES..............................................B-20

                            DESCRIPTION OF THE TRUST


ORGANIZATION



     The  Trust  was  organized  as a  Maryland  corporation  in  1995,  and was
reorganized  as  a  Delaware   business  trust  in  June,  1998.  Prior  to  its
reorganization as a Delaware business trust, the Trust was known as Vanguard Whitehall Funds, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers Vanguard Selected Value Fund, which offers a single class of shares. The Trust has created the following additional funds that have not yet commenced operations, each of which offers a single class of shares:



                      Vanguard International Explorer Fund
                          Vanguard Mid-Cap Growth Fund
                 (individually, a Fund; collectively, the Funds)


     Vanguard International Explorer Fund was formed in connection with the proposed reorganization of the Schroder Fund, which is sponsored by Schroder Investment Management North America Inc. (Schroders). Under the proposal, the assets and liabilities of the Schroder Fund would be transferred in a tax-free transaction to Vanguard International Explorer Fund, a substantially similar fund created just for this purpose. If the proposed reorganization is not approved by shareholders of the Schroder Fund, Vanguard International Explorer Fund will not commence operations.

     Vanguard Mid-Cap Growth Fund was formed in connection with the proposed reorganization of the Provident Fund, which is sponsored by Provident Investment Counsel, Inc. (Provident). Under the proposal, the assets and liabilities of the Provident Fund would be transferred in a tax-free transaction to Vanguard Mid-Cap Growth Fund, a substantially similar fund created just for this purpose. If the proposed reorganization is not approved by shareholders of the Provident Fund, Vanguard Mid-Cap Growth Fund will not commence operations.


     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue.


SERVICE PROVIDERS



     CUSTODIAN. Because the Funds have not commenced operations, they have not yet selected their custodians. The Funds will select custodians if the proposed reorganizations are approved by shareholders of the Schroders Fund and the Provident Fund, as applicable. The custodians will be responsible for maintaining the Funds' assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, is expected to serve as the Funds' independent accountants if the proposed reorganizations are approved. The accountants audit the Funds' annual financial statements and provide other related services.


     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent will be The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.


CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of the Funds. The Trust or any of its fund(s) may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund according to the number of shares of such Fund held by shareholders on the record date.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of each Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rate share of the applicable Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with each Fund's shares.

     CONVERSION RIGHTS. There are no conversion rights associated with each Fund's shares.

     REDEMPTION  PROVISIONS.  Each Fund's redemption provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUND


     Each of Vanguard International Explorer Fund and Vanguard Mid-Cap Growth Fund expects to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                               INVESTMENT POLICIES



     Some of the investment policies described below and in the Proxies set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

     The following policies supplement the Funds' investment policies set forth in the applicable Proxy:


     Vanguard Mid-Cap Growth Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks of medium size companies. This policy may only be changed upon 60 days notice to shareholders.

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with commercial banks, brokers, or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan by the Fund collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Funds' board of trustees will monitor the Funds' repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under the Commission's rules, may be sold only to qualified institutional buyers.
Because these securities can be resold only to qualified institutional buyers, or after they have been held for a number of years, they may be considered illiquid securities--meaning that they would be difficult for a Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Funds' board of trustees. This generally includes securities that are unregistered than can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While each Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     FOREIGN INVESTMENTS. Each Fund may invest up to 20% of its assets (and Vanguard International Explorer Fund will invest primarily) in securities of foreign companies. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     Currency Risk. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since each fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the International Explorer and Mid-Cap Growth Funds permit them to enter into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Country Risk. As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although each Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a Fund's foreign securities will be somewhat greater than the expenses for custodial arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by a Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since the Funds seek long-term capital appreciation and any income should be considered incidental.

     Emerging Market Investments. Vanguard International Explorer Fund is permitted to invest in a limited portion of its assets in the securities of issuers domiciled or doing business in emerging market countries. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the Federal income tax treatment of certain transactions denominated in foreign currency or determined by reference to the value of one or more foreign currencies. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle.

     The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. If, at the close of its fiscal year, more than 50% of Vanguard International Explorer Fund's total assets are invested in securities of foreign issuers, the Fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to Fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a shareholder's tax statement will show more taxable income or capital gains than were actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

     FUTURES AND OPTIONS CONTRACTS. Each Fund may enter into stock futures contracts, options, and options on futures contracts for several reasons: to maintain cash investments while simulating full investment, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. To the extent required by law, a fund will establish a segregated account containing liquid assets at least equal in value to the amount of any obligation assumed by the fund under a futures contract.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. Each Fund intends to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund's portfolio. The Funds will only sell futures contracts to protect securities they own against price declines or purchase contracts to protect against an increase in the price of securities they intend to purchase. As evidence of this hedging interest, the Funds expect that approximately 75% of all futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Funds upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     Restrictions on the Use of Futures Contracts. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Funds are engaged in only for hedging purposes, the investment advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     Federal Tax Treatment of Futures Contracts. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or foreign currencies or other income derived with respect to the Fund's business of investing in such securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

     LENDING OF SECURITIES. Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, a Fund will be attempting to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets (although Vanguard Mid-Cap Growth Fund has an operating policy of limiting the amount of loans to not more than 25% of the value of the total assets of the Fund), and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan which may include the Fund's investing any cash collateral in interest bearing short-term investments, any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' board of trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the fund must call the loan and vote the securities.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     WHEN-ISSUED SECURITIES. When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems this to be appropriate.

     SHORT SALES. To the extent permitted under "Investment Restrictions" below and in the Prospectus, Vanguard International Explorer Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. In addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

     TEMPORARY INVESTMENTS. Each Fund may take temporary defensive measures that are inconsistent with the Fund's normal investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Funds; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which a Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


                             INVESTMENT LIMITATIONS


VANGUARD INTERNATIONAL EXPLORER FUND

     The Fund is subject to the following FUNDAMENTAL investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.

     BORROWING. The Fund may borrow money or issue senior securities only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     COMMODITIES. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling or entering into securities or other instruments backed by physical commodities, foreign currencies, foreign currency forward contracts, foreign currency options, futures contracts, options on futures contracts, swap agreements, or other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.

     DIVERSIFICATION. The Fund may not change its classification as a "management company" or its subclassifications as an "open-end company" and as a "diversified company" as each such term is defined in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     INDUSTRY CONCENTRATION. The Fund may not concentrate its investments in a particular industry or group of industries, within the meaning of the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     LOANS. The Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     REAL ESTATE. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business.

     SENIOR SECURITIES. The Fund may borrow money or issue senior securities only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     UNDERWRITING. The Fund may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

     The Fund also has the following operational, NON-FUNDAMENTAL policies:

     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts and no more than 20% of the Fund's total assets may be obligated under futures contracts, options, swap agreements, or other derivative instruments at any time.

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY  CONCENTRATION.  The fundamental  investment  limitation governing concentration of the Fund's investments in a particular industry or group of industries shall not be deemed to (1) limit the ability of the Fund to invest in securities issued by any company or group of companies located in any country or group of countries, or (2) limit the ability of the Fund to invest in obligations issued or guaranteed by any government, or any agency or instrumentality of any government, of any country.

     LOANS. The Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, by lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     PLEDGING ASSETS. The Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     PUTS AND CALLS. The Fund may not purchase or sell put options or call options, except as provided in the prospectus.

VANGUARD MID-CAP GROWTH FUND

The Fund is subject to the following FUNDAMENTAL investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.

     BORROWING. The Fund may borrow money or issue senior securities only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     COMMODITIES. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling or entering into securities or other instruments backed by physical commodities, foreign currencies, foreign currency forward contracts, foreign currency options, futures contracts, options on futures contracts, swap agreements, or other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.

     DIVERSIFICATION. The Fund may not change its classification as a "management company" or its subclassifications as an "open-end company" and as a "diversified company" as each such term is defined in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     INDUSTRY CONCENTRATION. The Fund may not concentrate its investments in a particular industry or group of industries, within the meaning of the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     LOANS. The Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     REAL ESTATE. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business.

     SENIOR SECURITIES. The Fund may borrow money or issue senior securities only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     UNDERWRITING. The Fund may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

  The Fund also has the following operational, NON-FUNDAMENTAL policies:

     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts and no more than 20% of the Fund's total assets may be obligated under futures contracts, options, swap agreements, or other derivative instruments at any time.

     INDUSTRY  CONCENTRATION.  The fundamental  investment  limitation governing concentration of the Fund's investments in a particular industry or group of industries shall not be deemed to (1) limit the ability of the Fund to invest in securities issued by any company or group of companies located in any country or group of countries, or (2) limit the ability of the Fund to invest in obligations issued or guaranteed by any government, or any agency or instrumentality of any government, of any country.

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INVESTING FOR CONTROL. The Fund may not investment in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. The Fund may invest in any other investment company only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     LOANS. The Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, by lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. The Fund may purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     PLEDGING ASSETS. The Fund may not pledge, mortgage, or hypothecate more than 15% of its nets assets.

     PURCHASES ON MARGIN. The Fund may not purchase securities on margin.

     PUTS AND CALLS. The Fund may not purchase or sell put options or call options, except as provided in the prospectus.

     SHORT SALES. The Fund may not sell securities short.

     The above-mentioned investment limitations for each Fund are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. None of these limitations prevents a Fund from participating in The Vanguard Group, Inc. (Vanguard). As a member of The Vanguard Group of Investment Companies, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.


                             YIELD AND TOTAL RETURN


     Vanguard International Explorer Fund and Vanguard Mid-Cap Growth Fund have not commenced operations, so performance information (including yield and average annual total returns) for a full calendar year is not yet available.



AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

     Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              T = (ERV/P)1/N - 1

  Where:

          T =average annual total return
          P =a hypothetical initial investment of $1,000 n =number of years
        ERV =ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fraction portion thereof)

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

     We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                            T = (ATV D/P)1/N - 1

  Where:

          T   =average annual total return (after taxes on
               distributions)
          P   =a hypothetical initial investment of $1,000
          n   =number of years
     ATV\\D\\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption
Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

     We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                           T = (ATV\\DR\\/P)/1/N/ - 1

  Where:

          T   =average annual total return (after taxes on
               distributions and redemption)
          P   =a hypothetical initial investment of $1,000
          n   =number of years
    ATV\\DR\\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a)  Calculate the capital gain or loss upon  redemption by subtracting the
          tax  basis  from  the  redemption   proceeds   (after   deducting  any
          nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


CUMULATIVE TOTAL RETURN

     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELD


     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)/6/ - 1]

  Where:

          a =dividends and interest earned during the period b =expenses accrued for the period (net of reimbursements)
          c =the average daily number of shares outstanding during
             the period that were entitled to receive dividends
          d =the maximum offering price per share on the last day of the period

                                   SHARE PRICE


     Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


                               PURCHASE OF SHARES

     The purchase price of shares of each Fund is the net asset value per share next determined after the order is received. The net asset value per share is calculated as of the regular close of the Exchange on each day the Exchange is open for business. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.

     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts, such as employee benefit plans, or under circumstances where certain economies can be achieved in sales of the Fund's shares.


                              REDEMPTION OF SHARES

     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     There is no charge for share redemptions from Vanguard International Explorer Fund and Vanguard Mid-Cap Growth Fund. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

     We will always redeem your oldest shares first. In addition, in the event that you transfer your shares to a different account registration, ^the shares will retain their redemption fee status. If you transfer ^less than 100% of your account, we will carry over the redemption fee status of your shares on a proportionate basis.

     For example, assume that John and Mary Doe hold 200 Fund shares in a jointly registered account, with 150 shares (75% of the total shares) currently subject to the redemption fee, and 50 shares (25% of the total shares) currently exempt from the redemption fee. If the Does transfer 50 of their 200 shares to an account registered in one of their individual names, 25% of the transferred shares (or, 12.5 shares) will be exempt from the redemption fee, and 75% of the transferred shares (or 37.5 shares) will continue to be subject to the redemption fee. Following the share transfer, the jointly registered account will hold 150 shares, with 25% of those shares (or, 37.5 shares) exempt from the redemption fee, and 75% of those shares (or, 112.5 shares) still subject to the redemption fee. This same procedure would apply if, rather than transferring shares to a different account registration, the Does were to convert a portion of their shares to a different share class.

     All shares become exempt from the redemption fee based on their initial purchase date, regardless of whether such shares are subsequently transferred to a different account registration or converted to a different share class.

     From time to time, the Fund may waive or modify redemption ^fees for certain categories of investors.


                             MANAGEMENT OF THE FUNDS


THE VANGUARD GROUP



     The Vanguard Group, Inc. (Vanguard) and Vanguard Marketing Corporation have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. If shareholders approve the proposed reorganization of the Schroder Fund and the Provident Fund, then Vanguard
International Explorer Fund, Vanguard Mid-Cap Growth Fund, Schroders and Provident will also adopt the Codes once the Fund's commence operations. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (b) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. Because Vanguard International Explorer Fund and Vanguard Mid-Cap Growth Fund have not commenced operations, they have not yet contributed capital to Vanguard.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Vanguard funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees review and approve the amount to be spent annually on distribution activities and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining one half of these expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group. Provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of
0.20 of 1% of its average month-end net assets.

     Because Vanguard International Explorer Fund and Vanguard Mid-Cap Growth Fund have not commenced operations, they have not yet incurred any portion of the administrative (including transfer agency), distribution, or marketing expenses of The Vanguard Group.

     Upon commencement of operations, each Fund is expected to ask its investment adviser to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Fund part of the commissions generated. Such rebates will be used solely to reduce the Fund's management and administrative expenses.


     INVESTMENT ADVISORY SERVICES. Vanguard also provides investment advisory services to many Vanguard funds. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard.


OFFICERS AND TRUSTEES

     The officers of the Funds manage their day-to-day operations under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves each Fund until its termination; until the trustee's retirement, resignation, death; or otherwise as specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of each Fund. Each trustee also serves as a director of The Vanguard Group, Inc.



     Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of the Funds and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held three meetings during the Funds' last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by the Funds and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.

- Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc. and the board of trustees of the Funds (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during the Fund's last fiscal year.

     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.


                          INVESTMENT ADVISORY SERVICES



     The terms of Schroders' investment advisory agreement with Vanguard International Explorer Fund have been approved by the Board of Trustees of the Trust and a formal agreement will be approved by the Board if this transaction is approved by shareholders. The terms of Provident's investment advisory agreement with Vanguard Mid-Cap Growth Fund have been approved by the Board of Trustees of the Trust and a formal agreement will be approved by the Board if this transaction is approved by shareholders.



BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS.


     Each Fund's board of trustees is responsible for overseeing the performance of the Fund's investment advisers and determining whether to approve and renew the Fund's investment advisory arrangements. The board has a standing request that Vanguard and the advisers provide the board with certain information the board has deemed important to evaluating the short- and long-term performance of the advisers. This information includes a monthly Fund performance analysis and status report from Vanguard and quarterly self-- evaluations by the advisers. Vanguard also provides the board with written analyses of each adviser's performance on a periodic basis. Each Fund's portfolio managers also meet with the board from time to time to discuss the management and performance of the Fund and respond to the board's questions concerning the performance of the advisers.


     In approving the formal investment advisory agreements with Schroders and Provident, the boards are expected to take into account numerous factors they considered in approving the terms of such agreements, including:

     - The nature, extent and quality of the services to be provided by the adviser.

     -    The prior investment performance of the adviser.

     -    The fair market value of the services provided by the adviser.

     - A comparative analysis of expense ratios of, and advisory fees paid by similar funds.

     - The extent to which the adviser has realized or will realize economies of scale as the fund grows.

     - Other sources of revenue to the adviser or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant.

     -    The adviser's  ability to control the operating  expenses of the fund,
          such  as  transaction   costs,   including  ways  in  which  portfolio
          transactions for the fund will conducted and brokers selected.

     In approving the formal investment advisory agreements with Schroders and Provident, the boards are expected to make the following determinations, assessments and evaluations, among others, that were made in connection with the boards' approval of the terms of such agreements:


INVESTMENT ADVISORY AGREEMENT WITH SCHRODERS

     - The board determined that performance results of the Schroder Fund were reasonable as compared with the relevant performance standards, including the performance results of: (a) Salomon Smith Barney Extended Market EPAC Index for the same periods; (b) the average international small-cap mutual fund (derived from data provided by Lipper Inc.), and (c) other appropriate market indexes.

     - The board assessed that the advisory fee to be paid by Vanguard International Explorer Fund was reasonable based on the average advisory fee for the fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

     - The board evaluated Schroders' investment staff and portfolio management process and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interest of the future shareholders of Vanguard International Explorer Fund was to approve the agreement with Schroders.


INVESTMENT ADVISORY AGREEMENT WITH PROVIDENT

     - The board determined that performance results of the Provident Fund were reasonable as compared with the relevant performance standards, including the performance results of: (a) Russell Midcap Growth Index for the same periods; (b) the average mid-cap growth mutual fund (derived from data provided by Lipper Inc.), and (c) other appropriate market indexes.

     - The board assessed that the advisory fee to be paid by Vanguard Mid-Cap Growth Fund was reasonable based on the average advisory fee for the fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

     - The board evaluated Provident's investment staff and portfolio management process and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interest of the future shareholders of Vanguard Mid-Cap Growth Fund was to approve the agreement with Provident.

                             PORTFOLIO TRANSACTIONS



     If shareholders of the Schroder Fund and the Provident Fund approve the proposed reorganizations, Schroders and Provident are expected to be authorized to (with the approval of the board of trustees) select the brokers or dealers that will execute the purchases and sales of portfolio securities for the respective Fund. The investment advisory agreements direct the advisers to use their best efforts to obtain the best available price and most favorable execution as to all transactions. Each investment adviser will have undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.


     In placing portfolio transactions, each investment adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information and provide other services in addition to execution services to the Fund and/or the investment adviser. Each investment adviser considers such information useful in the performance of its obligations under the agreement, but is unable to determine the amount by which such services may reduce its expenses.

     The investment advisory agreements also incorporate the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the board of trustees, each investment adviser may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of the adviser to the Funds and the other funds in the Group.


     Each Fund is expected to maintain a policy that each investment adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. An investment adviser will only pay such higher commissions if it believes this to be in the best interest of the Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to an investment adviser and/or the Fund. However, the investment advisers have informed the Fund that they generally will not pay higher commission rates specifically for the purpose of obtaining research services.


     Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisers. If such securities that are compatible with the investment policies of the Funds and one or more of an adviser's other clients and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by that adviser and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of the adviser in a manner deemed equitable by the adviser. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Fund's board of trustees.


     Because the Funds have not commenced operations, they have not yet incurred brokerage commissions.



                              FINANCIAL STATEMENTS



     Vanguard International Explorer Fund and Vanguard Mid-Cap Growth Fund have not been capitalized and have not commenced operations, so financial statements are not yet available.


                               COMPARATIVE INDEXES

     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard Selected Value Fund use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALL CAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALL CAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard & Poor's 500 Index.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--composed of the 2,000 smallest stocks contained in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL 2000 VALUE INDEX--contains stocks from the Russell 2000 Index with a less-than-average growth orientation.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

RUSSELL MIDCAP INDEX--composed of all medium and medium/small companies in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX--measures the performance of those Russell Midcap Index companies with higher price/book ratios and higher predicted growth rates.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic average of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

SALOMON SMITH BARNEY EXTENDED MARKET EPAC INDEX--tracks the bottom 20% by total market capitalization of the Europe Pan Asia Index.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

LEHMAN BROTHERS CREDIT (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG CREDIT BOND INDEX--is a subset of the Lehman Brothers Credit Bond Index.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--consists of all publicly issued, investment-grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LIPPER SMALL-CAP GROWTH FUND AVERAGE--an industry benchmark of average mutual funds that by prospectus or portfolio practice invest primarily in growth companies with market capitalizations less than $1 billion at the time of purchase.

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.
































                                                                   SAI934 062002

                            VANGUARD WHITEHALL FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C


OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.

ITEM 16. EXHIBITS.

(1) Declaration of Trust of the Vanguard Whitehall Funds is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on June 30, 1998.

(2) By-laws of the Vanguard Whitehall Funds are herein incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on June 30, 1998.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization and Liquidation is filed herewith.

(5) Not applicable.

(6) Form of Investment Advisory Agreement between Vanguard Whitehall Funds and Schroder Investment Management North America Inc. is herein incorporated by reference to Exhibit 6 of Registrant's Registration Statement on Form N-14 filed March 18, 2002.

(7) Amended and Restated Fund's Service Agreement is herein incorporated by reference to Registrant's Registration Statement on Form N-1A.

(8) Not applicable.

(9) Not applicable.

(10) Not applicable.

(11) Form of Opinion and Consent of Morgan Lewis that shares will be validly issued, fully paid and non-assessable is herein incorporated by reference to
Exhibit 11 of Registrant's Registration Statement on Form N-14 filed March 18, 2002.

(12) Form of Opinion and  Consent of Morgan  Lewis as to certain tax matters and
consequences   is  herein   incorporated   by  reference  to  Exhibit  12(a)  of
Registrant's Registration Statement on Form N-14 filed March 18, 2002.

(13) Not applicable.

(14) Consent of PricewaterhouseCoopers LLP is herein incorporated by reference to Exhibit 14 of Registrant's Registration Statement on Form N-14 filed March 18, 2002.

(15) Not applicable.

(16) Power of Attorney for Heidi Stam is herein incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of Vanguard Variable Insurance Fund (File No. 33-32216) filed on January 29, 2002.

(17)(a)  Prospectus  for Schroder  International  Smaller  Companies  Fund dated
January 28, 2002 is herein incorporated by reference to Exhibit 17(a) of Registrant's Registration Statement on Form N-14 filed March 18, 2002.

(17)(b) Statement of Additional Information for Schroder International Smaller Companies Fund dated January 28, 2002 is herein incorporated by reference to
Exhibit 17(b) of Registrant's Registration Statement on Form N-14 filed March 18, 2002.

(17)(c) Annual Report to Shareholders including the Audited Financial Statements dated October 31, 2001 for the Schroder Funds is herein incorporated by reference to Exhibit 17(c) of Registrant's Registration Statement on Form N-14 filed March 18, 2002.

(17)(d)  Preliminary  Prospectus  for  Vanguard  Mid-Cap  Growth  Fund is herein
incorporated  by  reference  to  Exhibit  17(d)  of  Registrant's   Registration
Statement on Form N-14 filed March 19, 2002.

(17)(e) Preliminary Statement of Additional Information for Vanguard Mid-Cap Growth Fund is herein incorporated by reference to Exhibit 17(e) of Registrant's Registration Statement on Form N-14 filed March 19, 2002.

ITEM 17. UNDERTAKINGS.

Registrant undertakes to file the formal Opinion and Consent of Morgan Lewis as to certain tax matters and consequences on or about the effective date of the reorganization transaction referenced therein by filing a post-effective amendment to this Registration Statement.

                                   SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in Philadelphia on the 26th day of April, 2002.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.

VANGUARD WHITEHALL FUNDS
Registrant

                 SIGNATURE                       TITLE                     DATE
                 ---------                       -----                     ----

By: /s/ JOHN J. BRENNAN             President, Chairman, Chief    April 26, 2002
---------------------------------Executive Officer, and Trustee
                (HEIDI STAM)
              John J. Brennan*

By: /s/ CHARLES D. ELLIS                        Trustee           April 26, 2002
----------------------------------
                (HEIDI STAM)
             Charles D. Ellis*

By: /s/ RAJIV L. GUPTA                          Trustee           April 26, 2002
----------------------------------
                (HEIDI STAM)
              Rajiv L. Gupta*

By: /s/ JOANN HEFFERNAN HEISEN                  Trustee           April 26, 2002
----------------------------------
                (HEIDI STAM)
          JoAnn Heffernan Heisen*

By: /s/ BURTON G. MALKIEL                       Trustee           April 26, 2002
----------------------------------
                (HEIDI STAM)
             Burton G. Malkiel*

By: /s/ ALFRED M. RANKIN, JR.                   Trustee           April 26, 2002
----------------------------------
                (HEIDI STAM)
           Alfred M. Rankin, Jr.*

By: /s/ J. LAWRENCE WILSON                      Trustee           April 26, 2002
----------------------------------
                (HEIDI STAM)
            J. Lawrence Wilson*

By: /s/ THOMAS J. HIGGINS               Treasurer and Principal   April 26, 2002
---------------------------------- Financial Officer and Principal
                (HEIDI STAM)              Accounting Officer
             Thomas J. Higgins*

* BY POWER OF ATTORNEY. SEE FILE NUMBER 33-32216, FILED ON JANUARY 29, 2002. INCORPORATED BY REFERENCE.

                                INDEX TO EXHIBITS

Form of Agreement and Plan of Reorganization ...................        EX-99.B4